UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

Putnam Premier Income Trust
The fund's portfolio
4/30/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (41.2%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$8,951,000	$3,817,602
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.658s, 2049		3,453,000	2,953,351
FRB Ser. 07-3, Class A3, 5.837s, 2049		343,000	246,446
Ser. 07-2, Class A2, 5.634s, 2049		977,000	830,352
Ser. 07-1, Class A4, 5.451s, 2049		1,964,000	1,327,254
Ser. 05-6, Class A2, 5.165s, 2047		2,118,000	1,927,817
Ser. 07-5, Class XW, IO, 0.606s, 2051		218,253,800	3,273,807
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		318,946	63,789
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	284,278
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.935s, 2036		6,259,390	3,129,695
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.451s, 2022		1,187,000	648,156
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037		7,489,416	446,369
Ser. 07-5A, IO, 1.55s, 2037		1,940,922	141,493
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		4,641,419	2,075,833
FRB Ser. 06-6, Class 2A1, 5.878s, 2036		2,249,102	1,087,488
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.449s, 2032		481,000	272,804
Ser. 07-PW17, Class A3, 5.736s, 2050		3,745,000	2,715,500
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		121,134,495	654,877
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.213s, 2037		3,303,110	307,817
FRB Ser. 06-AR5, Class 2A5A, 6.192s, 2036		2,968,882	1,647,760
FRB Ser. 05-10, Class 1A5A, 5.83s, 2035		288,122	158,467
FRB Ser. 06-AR7, Class 2A2A, 5.64s, 2036		514,390	216,044
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		71,205,150	252,145
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
1.217s, 2017		1,028,942	28,926
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 0.551s, 2017		496,801	471,219
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 7.163s, 2034		3,011,512	172,560
Ser. 06-45T1, Class 2A2, 6s, 2037		1,883,292	989,318
Ser. 06-J8, Class A4, 6s, 2037		4,845,322	2,545,311
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		3,876,208	2,512,116
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.674s, 2035		4,389,625	2,238,709
FRB Ser. 05-HYB4, Class 2A1, 4.893s, 2035		10,409,685	5,621,230
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 5.382s, 2035		5,160,505	358,139
Credit Suisse Mortgage Capital Certificates
FRB Ser. 06-C3, Class A3, 6.02s, 2038		5,322,000	4,125,649
FRB Ser. 07-C4, Class A2, 6.004s, 2039		1,632,000	1,376,773
Ser. 07-3, Class 1A1A, 5.837s, 2037		492,208	251,026
Ser. 07-C5, Class A3, 5.694s, 2040		21,660,000	14,360,101
Ser. 06-C4, Class A3, 5.467s, 2039		2,852,000	1,842,486
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.238s, 2017		167,000	75,150
FRB Ser. 06-A, Class C, 1.038s, 2017		495,000	272,250
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		1,677,730	1,498,733
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		3,176,400	2,249,826
Ser. 98-C1, Class F, 6s, 2040		1,880,000	1,447,600
Ser. 02-CP5, Class M, 5 1/4s, 2035		691,000	34,335
FRB Ser. 05-TFLA, Class L, 2.301s, 2020		1,356,000	678,000
CWCapital Cobalt Ser. 06-C1, Class A2, 5.174s, 2048		3,038,000	2,680,212
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.779s, 2031		8,565,025	184,018
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	309,516
European Loan Conduit 144A FRB Ser. 22A, Class D,
2.336s, 2014 (United Kingdom)	GBP	995,000	294,858
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 2.325s, 2014 (United Kingdom)	GBP	541,855	40,143
Fannie Mae
IFB Ser. 06-70, Class SM, 51.106s, 2036		$392,595	611,026
IFB Ser. 06-62, Class PS, 37.275s, 2036		1,151,937	1,623,155
IFB Ser. 07-W7, Class 1A4, 36.555s, 2037		1,076,621	1,355,143
IFB Ser. 05-115, Class NQ, 23.297s, 2036		478,675	537,333
IFB Ser. 05-74, Class CP, 23.146s, 2035		823,696	947,218
IFB Ser. 06-8, Class WK, 22.963s, 2036		2,268,305	2,766,828
IFB Ser. 05-99, Class SA, 22.963s, 2035		957,782	1,161,073
IFB Ser. 05-95, Class OP, 19.004s, 2035		621,853	736,290
IFB Ser. 05-95, Class CP, 18.556s, 2035		135,328	159,331
IFB Ser. 05-83, Class QP, 16.257s, 2034		343,421	388,183
Ser. 383, Class 90, IO, 8s, 2037		119,133	15,368
Ser. 383, Class 91, IO, 8s, 2037		93,613	11,999
Ser. 386, Class 27, IO, 7 1/2s, 2037		140,695	20,908

Ser. 386, Class 28, IO, 7 1/2s, 2037	137,108	20,410
IFB Ser. 07-W6, Class 6A2, IO, 7.363s, 2037	1,828,418	201,930
IFB Ser. 06-90, Class SE, IO, 7.363s, 2036	4,379,472	477,047
IFB Ser. 03-66, Class SA, IO, 7.213s, 2033	1,640,077	150,557
IFB Ser. 08-7, Class SA, IO, 7.113s, 2038	8,209,772	962,752
Ser. 383, Class 86, IO, 7s, 2037	148,954	14,992
IFB Ser. 07-W6, Class 5A2, IO, 6.853s, 2037	2,830,588	290,956
IFB Ser. 07-W2, Class 3A2, IO, 6.843s, 2037	2,416,325	248,012
IFB Ser. 05-113, Class AI, IO, 6.793s, 2036	1,386,967	142,640
IFB Ser. 06-125, Class SM, IO, 6.763s, 2037	2,085,502	178,310
IFB Ser. 06-58, Class SP, IO, 6.763s, 2036	1,103,785	80,267
IFB Ser. 06-58, Class SQ, IO, 6.763s, 2036	4,979,570	374,015
IFB Ser. 08-36, Class YI, IO, 6.763s, 2036	3,533,730	320,340
IFB Ser. 06-43, Class SU, IO, 6.763s, 2036	710,664	69,190
IFB Ser. 06-24, Class QS, IO, 6.763s, 2036	1,519,530	180,171
IFB Ser. 06-60, Class SI, IO, 6.713s, 2036	6,321,061	609,350
IFB Ser. 06-60, Class UI, IO, 6.713s, 2036	1,085,288	101,827
IFB Ser. 04-24, Class CS, IO, 6.713s, 2034	660,591	65,369
IFB Ser. 04-12, Class WS, IO, 6.713s, 2033	4,047,645	369,565
IFB Ser. 07-W7, Class 3A2, IO, 6.693s, 2037	3,082,949	186,056
IFB Ser. 06-60, Class DI, IO, 6.633s, 2035	3,309,635	276,226
IFB Ser. 03-130, Class BS, IO, 6.613s, 2033	4,750,474	438,440
IFB Ser. 03-34, Class WS, IO, 6.563s, 2029	4,513,927	359,078
IFB Ser. 08-20, Class SA, IO, 6.553s, 2038	976,941	86,956
IFB Ser. 08-10, Class LI, IO, 6.543s, 2038	4,600,819	452,260
Ser. 383, Class 68, IO, 6 1/2s, 2037	156,059	17,896
Ser. 383, Class 101, IO, 6 1/2s, 2022	133,571	13,202
Ser. 383, Class 102, IO, 6 1/2s, 2022	82,747	8,628
IFB Ser. 08-41, Class S, IO, 6.363s, 2036	4,606,755	325,114
IFB Ser. 05-42, Class SA, IO, 6.363s, 2035	7,693,072	629,260
IFB Ser. 07-39, Class LI, IO, 6.333s, 2037	5,170,671	479,942
IFB Ser. 07-23, Class SI, IO, 6.333s, 2037	640,235	48,400
IFB Ser. 07-54, Class CI, IO, 6.323s, 2037	2,189,370	205,306
IFB Ser. 07-39, Class PI, IO, 6.323s, 2037	1,709,522	126,081
IFB Ser. 07-42, Class SD, IO, 6.323s, 2037	644,113	43,368
IFB Ser. 07-28, Class SE, IO, 6.313s, 2037	396,177	36,875
IFB Ser. 07-22, Class S, IO, 6.313s, 2037	14,968,772	1,333,718
IFB Ser. 06-128, Class SH, IO, 6.313s, 2037	1,802,785	132,205
IFB Ser. 06-79, Class SI, IO, 6.313s, 2036	1,010,271	95,729
IFB Ser. 05-90, Class SP, IO, 6.313s, 2035	1,114,816	94,567
IFB Ser. 05-12, Class SC, IO, 6.313s, 2035	1,394,470	133,201
IFB Ser. 05-45, Class PL, IO, 6.313s, 2034	7,973,136	732,628
IFB Ser. 07-W5, Class 2A2, IO, 6.303s, 2037	882,775	83,458
IFB Ser. 07-30, Class IE, IO, 6.303s, 2037	5,213,274	697,275
IFB Ser. 06-123, Class CI, IO, 6.303s, 2037	4,140,118	383,131
IFB Ser. 06-123, Class UI, IO, 6.303s, 2037	4,224,742	377,692
IFB Ser. 07-15, Class BI, IO, 6.263s, 2037	7,064,400	610,188
IFB Ser. 06-126, Class CS, IO, 6.263s, 2037	3,022,354	244,938
IFB Ser. 06-16, Class SM, IO, 6.263s, 2036	4,042,458	431,646
IFB Ser. 05-95, Class CI, IO, 6.263s, 2035	2,197,954	251,732
IFB Ser. 05-84, Class SG, IO, 6.263s, 2035	3,628,557	305,525
IFB Ser. 05-57, Class NI, IO, 6.263s, 2035	939,555	91,876
IFB Ser. 05-29, Class SX, IO, 6.263s, 2035	2,570,912	229,354
IFB Ser. 05-57, Class DI, IO, 6.263s, 2035	1,592,980	125,527
IFB Ser. 05-7, Class SC, IO, 6.263s, 2035	9,238,498	690,060
IFB Ser. 04-92, Class S, IO, 6.263s, 2034	6,075,963	525,561
IFB Ser. 06-104, Class EI, IO, 6.253s, 2036	2,329,209	228,507
IFB Ser. 05-83, Class QI, IO, 6.253s, 2035	612,190	58,052
IFB Ser. 06-128, Class GS, IO, 6.243s, 2037	2,416,471	222,037
IFB Ser. 06-114, Class IS, IO, 6.213s, 2036	2,022,724	164,203
IFB Ser. 06-116, Class ES, IO, 6.213s, 2036	328,145	23,996
IFB Ser. 04-92, Class SQ, IO, 6.212s, 2034	2,536,445	247,569
IFB Ser. 06-115, Class IE, IO, 6.203s, 2036	1,579,257	164,783
IFB Ser. 06-117, Class SA, IO, 6.203s, 2036	2,388,866	194,463
IFB Ser. 06-121, Class SD, IO, 6.203s, 2036	251,570	21,283
IFB Ser. 06-109, Class SG, IO, 6.193s, 2036	593,770	47,620
IFB Ser. 06-104, Class SY, IO, 6.183s, 2036	530,439	38,280
IFB Ser. 06-109, Class SH, IO, 6.183s, 2036	1,972,131	215,862
IFB Ser. 06-111, Class SA, IO, 6.183s, 2036	12,385,242	1,144,037
IFB Ser. 07-W6, Class 4A2, IO, 6.163s, 2037	11,906,545	1,100,641
IFB Ser. 06-128, Class SC, IO, 6.163s, 2037	2,413,370	200,054
IFB Ser. 06-43, Class SI, IO, 6.163s, 2036	4,552,042	375,216
IFB Ser. 06-8, Class JH, IO, 6.163s, 2036	7,857,128	747,291
IFB Ser. 05-122, Class SG, IO, 6.163s, 2035	1,970,388	207,462
IFB Ser. 05-57, Class MS, IO, 6.163s, 2035	6,723,331	606,608
IFB Ser. 06-101, Class SA, IO, 6.143s, 2036	5,125,444	440,942
IFB Ser. 06-92, Class LI, IO, 6.143s, 2036	2,351,626	191,860
IFB Ser. 06-99, Class AS, IO, 6.143s, 2036	947,418	83,562
IFB Ser. 06-17, Class SI, IO, 6.143s, 2036	1,939,155	163,453
IFB Ser. 06-98, Class SQ, IO, 6.133s, 2036	10,610,334	873,670
IFB Ser. 06-60, Class YI, IO, 6.133s, 2036	5,627,180	552,533
IFB Ser. 06-85, Class TS, IO, 6.123s, 2036	5,220,755	378,463
IFB Ser. 07-75, Class PI, IO, 6.103s, 2037	2,564,798	187,040
IFB Ser. 07-88, Class MI, IO, 6.083s, 2037	1,019,856	86,568
IFB Ser. 07-103, Class AI, IO, 6.063s, 2037	11,503,289	1,046,109
IFB Ser. 07-15, Class NI, IO, 6.063s, 2022	3,711,474	277,989
IFB Ser. 07-106, Class SM, IO, 6.023s, 2037	5,716,406	413,010
IFB Ser. 08-3, Class SC, IO, 6.013s, 2038	8,216,349	755,840
IFB Ser. 07-109, Class XI, IO, 6.013s, 2037	1,651,089	144,380
IFB Ser. 07-109, Class YI, IO, 6.013s, 2037	2,491,921	177,019
IFB Ser. 07-W8, Class 2A2, IO, 6.013s, 2037	4,039,872	364,356
IFB Ser. 07-88, Class JI, IO, 6.013s, 2037	2,884,612	234,378
IFB Ser. 06-79, Class SH, IO, 6.013s, 2036	3,578,938	367,136
IFB Ser. 07-54, Class KI, IO, 6.003s, 2037	1,281,063	92,235
IFB Ser. 07-30, Class JS, IO, 6.003s, 2037	4,560,140	387,156

IFB Ser. 07-30, Class LI, IO, 6.003s, 2037	4,494,953	388,948
IFB Ser. 07-14, Class ES, IO, 6.003s, 2037	2,437,226	167,538
Ser. 383, Class 100, IO, 6s, 2022	138,481	13,457
IFB Ser. 07-W2, Class 1A2, IO, 5.993s, 2037	1,890,256	169,915
IFB Ser. 07-106, Class SN, IO, 5.973s, 2037	2,467,130	174,912
IFB Ser. 07-54, Class IA, IO, 5.973s, 2037	2,269,758	196,230
IFB Ser. 07-54, Class IB, IO, 5.973s, 2037	2,269,758	196,230
IFB Ser. 07-54, Class IC, IO, 5.973s, 2037	2,269,758	196,230
IFB Ser. 07-54, Class ID, IO, 5.973s, 2037	2,269,758	196,230
IFB Ser. 07-54, Class IE, IO, 5.973s, 2037	2,269,758	196,230
IFB Ser. 07-54, Class IF, IO, 5.973s, 2037	3,611,383	311,698
IFB Ser. 07-54, Class NI, IO, 5.973s, 2037	2,056,827	157,319
IFB Ser. 07-54, Class UI, IO, 5.973s, 2037	3,477,613	323,105
IFB Ser. 07-91, Class AS, IO, 5.963s, 2037	1,655,233	121,247
IFB Ser. 07-91, Class HS, IO, 5.963s, 2037	1,792,680	153,218
IFB Ser. 07-15, Class CI, IO, 5.943s, 2037	7,717,256	667,249
IFB Ser. 06-115, Class JI, IO, 5.943s, 2036	5,536,759	435,743
IFB Ser. 07-109, Class PI, IO, 5.913s, 2037	2,840,968	235,585
IFB Ser. 06-123, Class LI, IO, 5.883s, 2037	3,726,853	301,912
IFB Ser. 08-1, Class NI, IO, 5.813s, 2037	4,869,649	424,585
IFB Ser. 08-10, Class GI, IO, 5.793s, 2038	2,813,555	228,441
IFB Ser. 08-13, Class SA, IO, 5.783s, 2038	10,524,529	731,855
IFB Ser. 07-39, Class AI, IO, 5.683s, 2037	4,099,919	314,546
IFB Ser. 07-32, Class SD, IO, 5.673s, 2037	2,698,051	200,562
IFB Ser. 07-30, Class UI, IO, 5.663s, 2037	2,209,344	168,101
IFB Ser. 07-32, Class SC, IO, 5.663s, 2037	3,817,922	311,588
IFB Ser. 07-1, Class CI, IO, 5.663s, 2037	2,558,827	206,349
IFB Ser. 04-46, Class PJ, IO, 5.563s, 2034	1,570,780	134,683
Ser. 383, Class 18, IO, 5 1/2s, 2038	1,549,991	147,249
Ser. 383, Class 19, IO, 5 1/2s, 2038	1,412,188	134,158
Ser. 383, Class 16, IO, 5 1/2s, 2037	94,111	11,877
Ser. 383, Class 4, IO, 5 1/2s, 2037	2,131,899	186,797
Ser. 383, Class 5, IO, 5 1/2s, 2037	1,354,102	128,640
Ser. 383, Class 6, IO, 5 1/2s, 2037	1,214,152	106,238
Ser. 383, Class 7, IO, 5 1/2s, 2037	1,197,556	104,786
Ser. 383, Class 20, IO, 5 1/2s, 2037	885,604	84,132
Ser. 383, Class 21, IO, 5 1/2s, 2037	836,409	79,459
Ser. 383, Class 27, IO, 5 1/2s, 2037	84,441	10,840
IFB Ser. 08-1, Class BI, IO, 5.473s, 2038	8,230,524	538,630
IFB Ser. 07-75, Class ID, IO, 5.433s, 2037	2,769,647	218,052
Ser. 386, Class 1, IO, 5s, 2037	92,051	10,955
Ser. 03-W17, Class 12, IO, 1.145s, 2033	3,720,983	94,603
Ser. 06-26, Class NB, 1s, 2036	483,479	441,532
Ser. 00-T6, IO, 0.769s, 2030	5,602,516	120,240
Ser. 03-W10, Class 3A, IO, 0.619s, 2043	6,081,507	79,969
Ser. 03-W10, Class 1A, IO, 0.586s, 2043	5,190,899	55,377
Ser. 02-T18, IO, 0.513s, 2042	10,134,072	116,739
Ser. 06-56, Class XF, zero %, 2036	142,380	119,461
Ser. 06-47, Class VO, PO, zero %, 2036	209,603	182,697
Ser. 06-37, Class ON, PO, zero %, 2036	637,461	601,744
Ser. 05-117, Class MO, PO, zero %, 2036	213,801	204,735
Ser. 05-110, Class KO, PO, zero %, 2035	103,841	97,640
Ser. 05-103, Class OA, PO, zero %, 2035	244,000	198,643
Ser. 05-63, PO, zero %, 2035	82,099	78,606
Ser. 05-50, Class LO, PO, zero %, 2035	64,028	59,239
Ser. 08-37, Class DO, PO, zero %, 2033	679,000	586,124
Ser. 06-59, Class QC, PO, zero %, 2033	516,166	484,603
Ser. 04-61, Class JO, PO, zero %, 2032	501,948	443,404
Ser. 326, Class 1, PO, zero %, 2032	436,743	379,537
Ser. 318, Class 1, PO, zero %, 2032	163,453	144,576
Ser. 314, Class 1, PO, zero %, 2031	781,190	710,157
Ser. 99-51, Class N, PO, zero %, 2029	101,734	87,306
FRB Ser. 06-14, Class DF, zero %, 2036	181,585	175,465
FRB Ser. 05-91, Class EF, zero %, 2035	138,056	129,731
FRB Ser. 06-54, Class CF, zero %, 2035	200,171	194,586
FRB Ser. 05-51, Class FV, zero %, 2035	264,149	253,194
FRB Ser. 05-77, Class HF, zero %, 2034	320,258	292,296
IFB Ser. 06-48, Class FG, zero %, 2036	172,000	155,948
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.663s, 2043	1,277,212	121,335
Ser. T-57, Class 1AX, IO, 0.447s, 2043	3,282,052	31,358
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.241s, 2020 (F)	7,537,155	210,182
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.8s, 2039	141,525	138,695
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	88,760
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,219,000	914,250
Freddie Mac
IFB Ser. 3182, Class SP, 26.795s, 2032	741,043	833,719
IFB Ser. 3211, Class SI, IO, 25.768s, 2036	675,207	310,507
IFB Ser. 2979, Class AS, 22.619s, 2034	351,067	422,861
IFB Ser. 3184, Class SP, IO, 6.899s, 2033	3,318,941	298,990
IFB Ser. 3345, Class SI, IO, 6.869s, 2036	5,911,082	614,753
IFB Ser. 3149, Class LS, IO, 6.749s, 2036	6,739,384	841,749
IFB Ser. 2882, Class LS, IO, 6.749s, 2034	1,566,351	139,263
IFB Ser. 3200, Class SB, IO, 6.699s, 2036	2,447,136	219,777
IFB Ser. 3149, Class SE, IO, 6.699s, 2036	1,914,798	195,041
IFB Ser. 3203, Class SH, IO, 6.689s, 2036	1,937,187	193,862
IFB Ser. 2594, Class SE, IO, 6.599s, 2030	597,864	36,021
IFB Ser. 2828, Class TI, IO, 6.599s, 2030	1,101,805	92,932
IFB Ser. 3397, Class GS, IO, 6.549s, 2037	1,501,861	121,329
IFB Ser. 3311, Class CI, IO, 6.309s, 2037	1,091,841	99,248

IFB Ser. 3297, Class BI, IO, 6.309s, 2037	7,245,984	621,227
IFB Ser. 3287, Class SD, IO, 6.299s, 2037	2,487,766	211,634
IFB Ser. 3281, Class BI, IO, 6.299s, 2037	1,272,539	103,034
IFB Ser. 3281, Class CI, IO, 6.299s, 2037	1,519,753	122,995
IFB Ser. 3249, Class SI, IO, 6.299s, 2036	1,172,518	117,545
IFB Ser. 3028, Class ES, IO, 6.299s, 2035	3,678,498	376,840
IFB Ser. 3042, Class SP, IO, 6.299s, 2035	1,832,567	152,884
IFB Ser. 2990, Class TS, IO, 6.299s, 2035	7,786,204	499,453
IFB Ser. 3236, Class ES, IO, 6.249s, 2036	190,913	16,462
IFB Ser. 3136, Class NS, IO, 6.249s, 2036	1,392,600	128,154
IFB Ser. 2950, Class SM, IO, 6.249s, 2016	946,460	83,088
IFB Ser. 3256, Class S, IO, 6.239s, 2036	3,674,951	298,774
IFB Ser. 3031, Class BI, IO, 6.239s, 2035	1,200,678	110,215
IFB Ser. 3370, Class TS, IO, 6.219s, 2037	6,822,755	574,870
IFB Ser. 3244, Class SB, IO, 6.209s, 2036	1,834,197	148,652
IFB Ser. 3244, Class SG, IO, 6.209s, 2036	2,174,028	182,481
IFB Ser. 3236, Class IS, IO, 6.199s, 2036	3,552,238	324,151
IFB Ser. 3033, Class SG, IO, 6.199s, 2035	1,455,285	125,272
IFB Ser. 3114, Class TS, IO, 6.199s, 2030	6,820,969	526,654
IFB Ser. 3128, Class JI, IO, 6.179s, 2036	646,326	55,843
IFB Ser. 3240, Class S, IO, 6.169s, 2036	6,303,486	536,937
IFB Ser. 3229, Class BI, IO, 6.169s, 2036	204,531	15,032
IFB Ser. 3065, Class DI, IO, 6.169s, 2035	926,897	86,773
IFB Ser. 3210, Class S, IO, 6.149s, 2036	577,172	36,385
IFB Ser. 3145, Class GI, IO, 6.149s, 2036	536,485	48,874
IFB Ser. 3510, Class IB, IO, 6.149s, 2036	2,296,482	261,386
IFB Ser. 3218, Class AS, IO, 6.129s, 2036	2,007,114	154,747
IFB Ser. 3221, Class SI, IO, 6.129s, 2036	2,834,853	220,115
IFB Ser. 3153, Class UI, IO, 6.119s, 2036	455,224	57,071
IFB Ser. 3424, Class XI, IO, 6.119s, 2036	4,028,201	340,450
IFB Ser. 3485, Class SI, IO, 6.099s, 2036	1,091,701	144,683
IFB Ser. 3202, Class PI, IO, 6.089s, 2036	8,056,764	640,424
IFB Ser. 3355, Class MI, IO, 6.049s, 2037	1,784,202	126,409
IFB Ser. 3201, Class SG, IO, 6.049s, 2036	3,732,346	337,105
IFB Ser. 3203, Class SE, IO, 6.049s, 2036	3,264,257	288,267
IFB Ser. 3238, Class LI, IO, 6.039s, 2036	1,984,414	169,290
IFB Ser. 3171, Class PS, IO, 6.034s, 2036	2,553,623	232,890
IFB Ser. 3152, Class SY, IO, 6.029s, 2036	6,067,152	568,796
IFB Ser. 3510, Class DI, IO, 6.029s, 2035	3,688,778	330,957
IFB Ser. 3181, Class PS, IO, 6.019s, 2036	1,657,840	156,898
IFB Ser. 3366, Class SA, IO, 5.999s, 2037	3,680,330	299,487
IFB Ser. 3284, Class BI, IO, 5.999s, 2037	2,088,570	152,456
IFB Ser. 3260, Class SA, IO, 5.999s, 2037	1,763,502	120,139
IFB Ser. 3199, Class S, IO, 5.999s, 2036	5,251,790	363,424
IFB Ser. 3284, Class LI, IO, 5.989s, 2037	6,021,518	503,604
IFB Ser. 3261, Class SA, IO, 5.979s, 2037	1,493,583	130,494
IFB Ser. 3311, Class EI, IO, 5.959s, 2037	2,292,488	163,355
IFB Ser. 3311, Class IA, IO, 5.959s, 2037	3,401,960	298,590
IFB Ser. 3311, Class IB, IO, 5.959s, 2037	3,401,960	298,590
IFB Ser. 3311, Class IC, IO, 5.959s, 2037	3,401,960	298,590
IFB Ser. 3311, Class ID, IO, 5.959s, 2037	3,401,960	298,590
IFB Ser. 3311, Class IE, IO, 5.959s, 2037	5,197,033	456,144
IFB Ser. 3311, Class PI, IO, 5.959s, 2037	2,774,066	202,336
IFB Ser. 3265, Class SC, IO, 5.959s, 2037	1,182,608	90,410
IFB Ser. 3382, Class SI, IO, 5.949s, 2037	22,660,981	2,026,164
IFB Ser. 3375, Class MS, IO, 5.949s, 2037	10,449,065	730,369
IFB Ser. 3240, Class GS, IO, 5.929s, 2036	3,846,760	324,359
IFB Ser. 3257, Class SI, IO, 5.869s, 2036	1,655,966	106,004
IFB Ser. 3225, Class JY, IO, 5.839s, 2036	7,201,814	578,219
IFB Ser. 3416, Class BI, IO, 5.799s, 2038	8,086,629	654,451
IFB Ser. 3502, Class DS, IO, 5.699s, 2039	1,380,406	97,785
IFB Ser. 2967, Class SA, IO, 5.699s, 2035	8,477,691	547,240
IFB Ser. 3339, Class TI, IO, 5.689s, 2037	4,219,298	336,405
IFB Ser. 3284, Class CI, IO, 5.669s, 2037	9,731,838	772,961
IFB Ser. 3397, Class SQ, IO, 5.519s, 2037	5,835,003	422,040
IFB Ser. 3500, Class SE, IO, 5.499s, 2039	1,455,947	68,662
IFB Ser. 3424, Class UI, IO, 5.309s, 2037	2,805,532	192,081
FRB Ser. 3458, Class FC, 1.209s, 2036	243,444	243,533
FRB Ser. 3184, Class FM, 1.051s, 2035	197,811	197,752
FRB Ser. 3069, Class FO, 0.851s, 2035	176,368	169,701
FRB Ser. 3006, Class FA, 0.851s, 2034	518,426	511,946
FRB Ser. 3232, Class FG, 0.751s, 2036	285,074	280,990
Ser. 3331, Class GO, PO, zero %, 2037	281,712	252,415
Ser. 3324, PO, zero %, 2037	69,221	63,088
Ser. 3292, Class DO, PO, zero %, 2037	166,169	140,457
Ser. 3226, Class YI, IO, zero %, 2036	4,615,745	3,457
Ser. 3142, PO, zero %, 2036	104,107	99,420
Ser. 3124, Class DO, PO, zero %, 2036	159,459	148,906
Ser. 3106, PO, zero %, 2036	145,626	136,135
Ser. 3084, Class ON, PO, zero %, 2035	119,904	106,489
Ser. 3084, PO, zero %, 2035	119,472	114,521
Ser. 2989, Class WO, PO, zero %, 2035	131,638	123,587
Ser. 2975, Class QO, PO, zero %, 2035	17,463	14,544
Ser. 2980, PO, zero %, 2035	42,277	38,532
Ser. 2981, Class CO, PO, zero %, 2035	270,007	266,369
Ser. 2951, Class JO, PO, zero %, 2035	105,564	90,899
Ser. 2985, Class CO, PO, zero %, 2035	154,806	137,415
Ser. 2858, Class MO, PO, zero %, 2034	92,599	84,196
Ser. 201, PO, zero %, 2029	475,276	411,712
FRB Ser. 3343, Class QF, zero %, 2037	254,306	248,356
FRB Ser. 3345, Class TY, zero %, 2037	347,029	332,866
FRB Ser. 3299, Class FD, zero %, 2037	666,911	645,764
FRB Ser. 3304, Class UF, zero %, 2037	243,000	214,997
FRB Ser. 3289, Class SF, zero %, 2037	792,128	781,818
FRB Ser. 3326, Class XF, zero %, 2037	247,088	237,994

FRB Ser. 3273, Class HF, zero %, 2037	81,412	78,520
FRB Ser. 3235, Class TP, zero %, 2036	94,738	92,477
FRB Ser. 3283, Class KF, zero %, 2036	94,364	95,043
FRB Ser. 3226, Class YW, zero %, 2036	430,021	404,308
FRB Ser. 3332, Class UA, zero %, 2036	112,759	111,571
FRB Ser. 3190, Class TK, zero %, 2036	98,977	98,526
FRB Ser. 3168, Class AT, zero %, 2036	150,499	145,283
FRB Ser. 3251, Class TC, zero %, 2036	1,026,990	1,003,534
FRB Ser. 3140, Class KF, zero %, 2036	151,323	151,087
FRB Ser. 3130, Class JF, zero %, 2036	447,777	434,778
FRB Ser. 3168, Class TG, zero %, 2036	199,907	198,900
FRB Ser. 3067, Class SF, zero %, 2035	557,649	518,553
FRB Ser. 3072, Class TJ, zero %, 2035	255,515	235,565
FRB Ser. 3047, Class BD, zero %, 2035	293,976	255,113
FRB Ser. 3052, Class TJ, zero %, 2035	93,435	86,825
FRB Ser. 3326, Class WF, zero %, 2035	301,213	277,398
FRB Ser. 3030, Class EF, zero %, 2035	164,340	145,251
FRB Ser. 3033, Class YF, zero %, 2035	428,478	398,119
FRB Ser. 3251, Class TP, zero %, 2035	339,887	320,352
FRB Ser. 3263, Class AE, zero %, 2035	415,708	382,454
FRB Ser. 3273, Class TJ, zero %, 2035	229,287	219,797
FRB Ser. 3412, Class UF, zero %, 2035	739,141	695,139
FRB Ser. 3007, Class LU, zero %, 2035	57,982	51,928
FRB Ser. 2980, Class BU, zero %, 2035	246,890	238,454
FRB Ser. 2980, Class TY, zero %, 2035	69,190	66,432
FRB Ser. 2958, Class TP, zero %, 2035	102,180	96,738
FRB Ser. 2963, Class TW, zero %, 2035	317,784	302,569
FRB Ser. 2958, Class FB, zero %, 2035	178,871	167,998
FRB Ser. 3157, Class TA, zero %, 2035	286,965	285,670
FRB Ser. 3112, Class XM, zero %, 2034	52,592	51,693
FRB Ser. 3137, Class TF, zero %, 2034	114,481	110,408
FRB Ser. 2947, Class GF, zero %, 2034	279,049	262,320
FRB Ser. 3006, Class TE, zero %, 2034	140,138	132,771
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.789s, 2033	251,000	198,016
Ser. 00-1, Class G, 6.131s, 2033	1,159,000	306,660
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	1,022,427	378,298
Government National Mortgage Association
IFB Ser. 07-41, Class SA, 37.519s, 2037	191,121	257,126
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	1,162,842	188,988
IFB Ser. 08-42, Class AI, IO, 7.238s, 2038	14,073,480	1,669,678
IFB Ser. 05-68, Class PU, IO, 6.853s, 2032	1,985,634	212,969
IFB Ser. 04-59, Class SH, IO, 6.798s, 2034	3,292,447	350,557
IFB Ser. 04-59, Class SC, IO, 6.748s, 2034	1,275,545	111,596
IFB Ser. 04-26, Class IS, IO, 6.748s, 2034	2,185,900	137,440
IFB Ser. 07-47, Class SA, IO, 6.648s, 2036	2,450,402	257,866
IFB Ser. 07-35, Class NY, IO, 6.448s, 2035	3,308,098	296,232
IFB Ser. 07-22, Class S, IO, 6.353s, 2037	2,033,048	178,575
IFB Ser. 05-84, Class AS, IO, 6.353s, 2035	5,199,036	417,548
IFB Ser. 07-26, Class SD, IO, 6.348s, 2037	3,318,569	276,465
IFB Ser. 07-51, Class SJ, IO, 6.303s, 2037	2,152,504	191,637
IFB Ser. 07-53, Class SY, IO, 6.288s, 2037	4,279,084	347,432
IFB Ser. 07-41, Class SM, IO, 6.253s, 2037	661,474	50,154
IFB Ser. 07-41, Class SN, IO, 6.253s, 2037	674,432	51,125
IFB Ser. 04-88, Class S, IO, 6.253s, 2032	2,728,407	160,143
IFB Ser. 04-17, Class QN, IO, 6.248s, 2034	4,279,392	422,188
IFB Ser. 07-59, Class PS, IO, 6.223s, 2037	1,691,522	113,836
IFB Ser. 07-59, Class SP, IO, 6.223s, 2037	527,916	35,910
IFB Ser. 07-48, Class SB, IO, 6.198s, 2037	2,237,250	154,247
IFB Ser. 07-74, Class SI, IO, 6.118s, 2037	2,971,119	196,926
IFB Ser. 07-17, Class AI, IO, 6.098s, 2037	8,096,762	617,929
IFB Ser. 07-78, Class SA, IO, 6.078s, 2037	11,407,081	879,840
IFB Ser. 08-34, Class SH, IO, 6.053s, 2037	4,330,690	318,918
IFB Ser. 06-26, Class S, IO, 6.053s, 2036	16,934,188	1,253,401
IFB Ser. 08-2, Class SM, IO, 6.048s, 2038	7,730,637	571,735
IFB Ser. 07-9, Class AI, IO, 6.048s, 2037	3,952,642	302,784
IFB Ser. 08-9, Class SK, IO, 6.033s, 2038	6,189,120	463,070
IFB Ser. 05-92, Class S, IO, 5.953s, 2032	11,445,544	732,336
IFB Ser. 05-71, Class SA, IO, 5.908s, 2035	5,933,188	432,167
IFB Ser. 05-65, Class SI, IO, 5.903s, 2035	2,484,395	184,143
IFB Ser. 06-7, Class SB, IO, 5.873s, 2036	534,242	36,556
IFB Ser. 08-15, Class PI, IO, 5.853s, 2035	5,111,806	348,619
IFB Ser. 06-16, Class SX, IO, 5.843s, 2036	5,887,750	424,448
IFB Ser. 07-17, Class IB, IO, 5.803s, 2037	1,559,138	142,427
IFB Ser. 06-14, Class S, IO, 5.803s, 2036	2,409,619	159,883
IFB Ser. 05-57, Class PS, IO, 5.803s, 2035	2,956,618	233,067
IFB Ser. 06-11, Class ST, IO, 5.793s, 2036	1,496,352	104,565
IFB Ser. 07-7, Class JI, IO, 5.753s, 2037	4,286,123	286,130
IFB Ser. 07-25, Class KS, IO, 5.748s, 2037	3,778,349	308,087
IFB Ser. 07-21, Class S, IO, 5.748s, 2037	115,443	7,782
IFB Ser. 05-17, Class S, IO, 5.733s, 2035	3,150,668	256,149
IFB Ser. 07-31, Class AI, IO, 5.728s, 2037	2,144,371	210,275
IFB Ser. 07-62, Class S, IO, 5.698s, 2037	3,511,401	246,851
IFB Ser. 05-3, Class SN, IO, 5.653s, 2035	8,335,958	605,762
IFB Ser. 07-43, Class SC, IO, 5.648s, 2037	2,691,404	175,703
IFB Ser. 04-41, Class SG, IO, 5.553s, 2034	7,622,320	376,104
Ser. 07-73, Class MO, PO, zero %, 2037	67,703	64,546
Ser. 06-36, Class OD, PO, zero %, 2036	94,025	81,733
FRB Ser. 07-71, Class TA, zero %, 2037	40,554	40,333
FRB Ser. 07-71, Class UC, zero %, 2037	44,322	43,867
FRB Ser. 07-73, Class KI, IO, zero %, 2037	673,980	2,959
FRB Ser. 07-73, Class KM, zero %, 2037	67,093	61,573
FRB Ser. 07-49, Class CF, zero %, 2037	233,497	227,963
FRB Ser. 07-61, Class YC, zero %, 2037	502,922	488,720

FRB Ser. 07-33, Class TB, zero %, 2037	174,248	168,630
FRB Ser. 07-35, Class VF, zero %, 2037	480,308	466,481
FRB Ser. 07-16, Class WF, zero %, 2037	885,780	860,717
FRB Ser. 07-6, Class TD, zero %, 2037	155,143	149,922
FRB Ser. 06-56, Class YF, zero %, 2036	186,262	178,411
FRB Ser. 98-2, Class EA, PO, zero %, 2028	96,909	81,768
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class A2, 5.117s, 2037	3,780,000	3,511,145
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	679,000	502,817
Ser. 06-GG6, Class A2, 5.506s, 2038	1,227,000	1,128,151
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	166,771	6,337
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.1s, 2037	7,394,757	3,697,378
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.548s, 2037	4,725,525	2,635,400
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.119s, 2036	1,698,432	754,520
FRB Ser. 07-AR15, Class 1A1, 6.074s, 2037	3,029,413	1,514,707
FRB Ser. 07-AR9, Class 2A1, 5.883s, 2037	3,079,424	1,539,712
FRB Ser. 05-AR31, Class 3A1, 5.528s, 2036	7,473,799	3,662,161
FRB Ser. 07-AR11, Class 1A1, 5.421s, 2037	2,319,592	881,445
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.062s, 2036	2,620,598	1,262,133
FRB Ser. 06-A1, Class 5A1, 5.939s, 2036	2,121,454	1,060,727
FRB Ser. 06-A6, Class 1A1, 0.598s, 2036	2,577,891	1,082,138
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	499,000	245,700
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	4,776,000	3,533,404
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	847,000	586,350
Ser. 07-CB20, Class A3, 5.863s, 2051	1,698,000	1,267,283
Ser. 07-CB20, Class A4, 5.794s, 2051	377,000	280,023
Ser. 06-CB17, Class A4, 5.429s, 2043	2,554,000	2,022,403
Ser. 06-LDP9, Class A3, 5.336s, 2047	3,214,000	2,481,411
Ser. 08-C2, Class X, IO, 0.645s, 2051	89,493,045	1,146,406
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.113s, 2051	124,907,611	860,613
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	492,082	96,006
Ser. 98-C4, Class J, 5.6s, 2035	965,000	598,300
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,535,000	1,287,132
5.43s, 2040	7,870,000	5,661,321
Ser. 07-C1, Class A4, 5.424s, 2040	10,324,000	7,446,650
Ser. 07-C7, Class XW, IO, 0.526s, 2045	119,399,631	1,675,451
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 37.455s, 2037	1,336,324	1,285,316
IFB Ser. 07-5, Class 8A2, IO, 7.283s, 2036	2,374,146	259,346
IFB Ser. 07-4, Class 3A2, IO, 6.763s, 2037	1,954,353	198,250
IFB Ser. 06-5, Class 2A2, IO, 6.713s, 2036	4,525,506	455,673
IFB Ser. 07-2, Class 2A13, IO, 6.253s, 2037	3,899,234	365,709
IFB Ser. 06-9, Class 2A2, IO, 6.183s, 2037	4,445,727	412,297
IFB Ser. 06-7, Class 2A4, IO, 6.113s, 2036	7,467,513	684,696
IFB Ser. 06-7, Class 2A5, IO, 6.113s, 2036	7,001,444	633,071
IFB Ser. 06-6, Class 1A2, IO, 6.063s, 2036	2,608,375	237,206
IFB Ser. 06-6, Class 1A3, IO, 6.063s, 2036	3,965,423	360,616
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	1,154,000	103,860
Ser. 04-1A, Class K, 5.45s, 2040	411,000	32,880
Ser. 04-1A, Class L, 5.45s, 2040	187,000	13,090
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	1,775,496	968,200
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	110,710,796	669,036
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.274s, 2035	766,276	586,653
Ser. 96-C2, Class JS, IO, 2.264s, 2028 (F)	1,808,919	61,559
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.022s, 2050	451,000	306,212
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049	552,000	387,394
Ser. 06-3, Class A4, 5.414s, 2046	1,927,000	1,454,427
Ser. 06-4, Class A2, 5.112s, 2049	2,322,000	2,026,219
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017	4,815,822	385,266
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.006s, 2037	1,315,433	177,583
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032	2,455,000	1,419,169
FRB Ser. 08-T29, Class A3, 6.458s, 2043	1,332,000	1,036,895
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	219,000	78,840
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039	3,360,000	201,600
Ser. 07-HQ13, Class X1, IO, 0.819s, 2044 (F)	110,057,645	2,094,553
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.767s, 2035 (F)	2,089,653	1,044,826
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.186s, 2030	459,501	298,676
Ser. 97-MC2, Class X, IO, 1.988s, 2012	6,269	--
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	285,000	92,156
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.253s, 2037	8,839,934	829,097
Ser. 07-A5, Class 2A3, 6s, 2037	1,845,918	959,877

SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		595,000	531,038
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		316,000	173,800
Ser. 03-1A, Class N, 5s, 2018		376,000	191,760
Ser. 04-1A, Class M, 5s, 2018		345,000	169,050
Ser. 04-1A, Class N, 5s, 2018		325,000	133,250
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.675s, 2036		2,001,304	940,688
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.815s, 2037		6,464,191	490,632
Ser. 07-4, Class 1A4, IO, 1s, 2037		6,909,076	140,600
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.247s, 2037		8,764,834	564,455
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (United
Kingdom)	GBP	444,138	480,398
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (United
Kingdom)	GBP	868,987	467,133
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	466,776	172,906
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$4,394,000	3,482,916
Ser. 07-C34, IO, 0.519s, 2046		32,986,063	509,358
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.751s, 2018		917,000	229,250
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.594s, 2037		14,893,660	7,822,662
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		16,836,943	89,455

Total mortgage-backed securities (cost $297,490,442)			$279,330,856

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (24.6%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.2%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, May 1, 2039		$4,000,000	$4,200,625
4 1/2s, TBA, May 1, 2039		24,000,000	24,480,000
			28,680,625

U.S. Government Agency Mortgage Obligations (20.4%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, April 1, 2016		27,899	29,290
6 1/2s, TBA, May 1, 2039		2,000,000	2,118,438
6s, TBA, May 1, 2024		5,000,000	5,250,781
5 1/2s, TBA, May 1, 2024		2,000,000	2,081,250
5s, May 1, 2037		1,999,999	2,059,686

5s, July 1, 2035 (i)		3,730,884	3,853,891
4 1/2s, with due dates from March 1, 2038 to
May 1, 2039		15,999,995	16,298,745
4 1/2s, TBA, May 1, 2039		105,000,000	106,837,500
			138,529,581

Total U.S. government and agency mortgage obligations (cost $167,138,199)			$167,210,206

CORPORATE BONDS AND NOTES (20.2%)(a)
		Principal amount	Value

Basic materials (1.1%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	$364,000	$372,065
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 5.484s, 2012		$530,000	182,850
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 3.32s, 2013 (Netherlands)		360,000	230,400
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		277,000	288,080
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		1,657,000	1,623,860
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		830,000	813,400
Georgia-Pacific Corp. debs. 9 1/2s, 2011		99,000	100,733
Georgia-Pacific Corp. notes 8 1/8s, 2011		110,000	110,275
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		691,000	701,365
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		114,000	43,890
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		520,000	178,100
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		446,000	448,230
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		269,000	266,983
NewPage Corp. company guaranty 10s, 2012		245,000	115,150
NewPage Holding Corp. sr. unsec. unsub. notes FRN
8.579s, 2013 (PIK)		171,708	3,434
Novelis, Inc. company guaranty 7 1/4s, 2015		221,000	114,920
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	330,000	350,090
Steel Dynamics, Inc. company guaranty sr. unsec.

unsub. notes 6 3/4s, 2015		$1,626,000	1,284,540
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		315,000	248,850
Stone Container Corp. sr. notes 8 3/8s, 2012		399,000	83,790
			7,561,005

Capital goods (1.3%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		206,000	200,335
Berry Plastics Corp. company guaranty sr. notes FRN
5.881s, 2015		1,205,000	1,048,350
Bombardier, Inc. 144A sr. unsec. notes FRN 5.084s,
2013 (Canada)	EUR	194,000	182,657
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$3,155,000	2,886,825
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		1,016,000	1,026,160
General Cable Corp. company guaranty sr. unsec. notes
FRN 3.583s, 2015		375,000	285,000
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		426,000	104,370
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		60,000	52,800
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		1,301,000	1,235,950
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		1,019,000	932,385
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		860,000	684,164
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		902,000	545,710
			9,184,706

Communication services (1.9%)
American Tower Corp. sr. unsec. notes 7s, 2017		770,000	758,450
CCH I Holdings, LLC company guaranty sr. unsec. unsub.
notes 12 1/8s, 2015 (In default) (NON)		47,000	470
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)		114,000	103,740
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)		1,196,000	1,082,380
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		385,000	399,438
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,040,000	988,000
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		860,000	851,400
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		870,000	878,700
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		1,063,000	1,039,083
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		470,000	340,750
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		1,503,000	1,540,575
iPCS, Inc. company guaranty sr. sec. notes FRN 3.153s,
2013		280,000	226,800
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		180,000	180,225
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		295,000	221,250
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		699,000	648,323
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		145,000	139,925
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		2,424,000	2,460,360
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		382,000	292,230
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		750,000	765,000
West Corp. company guaranty 9 1/2s, 2014		255,000	221,213
			13,138,312

Consumer cyclicals (3.7%)
Affinity Group, Inc. sr. sub. notes 9s, 2012		934,000	527,710
AMC Entertainment, Inc. company guaranty 11s, 2016		485,000	475,300
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		399,000	365,085
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		560,000	162,400
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		310,000	96,875
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		265,000	201,400
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default)		663,075	172,400
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		515,000	345,050
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		863,000	293,420
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		115,000	17,825
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		1,495,000	1,483,788
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		262,000	259,380
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		2,062,000	1,974,365
Echostar DBS Corp. company guaranty 6 5/8s, 2014		3,123,000	2,904,390
FelCor Lodging LP company guaranty 9s, 2011 (R)		1,012,000	743,820
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		1,389,000	1,184,123
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		680,000	612,000

Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		382,000	366,816
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		100,000	91,301
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014		115,000	87,975
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		1,460,000	1,387,000
Jostens IH Corp. company guaranty 7 5/8s, 2012		1,164,000	1,129,080
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,760,000	1,742,400
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		560,000	495,600
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		1,275,000	1,204,875
Liberty Media, LLC sr. notes 5.7s, 2013		266,000	223,443
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009		329,000	325,874
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		760,000	163,400
Meritage Homes Corp. company guaranty 6 1/4s, 2015		282,000	197,400
Meritage Homes Corp. sr. notes 7s, 2014		90,000	68,400
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		113,000	81,643
MGM Mirage, Inc. company guaranty 6 3/4s, 2013		306,000	160,650
MGM Mirage, Inc. company guaranty 6s, 2009		1,237,000	1,039,080
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		365,000	343,100
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		700,000	385,000
NTK Holdings, Inc. sr. unsec. disc. notes
stepped-coupon zero % (10 3/4s, 9/1/09), 2014 (STP)		207,000	21,735
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		180,000	149,400
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		625,000	518,750
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		665,000	648,375
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		1,422,000	1,418,445
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)		622,000	205,260
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		145,000	96,425
Station Casinos, Inc. sr. notes 6s, 2012 (In default)		614,000	213,365
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015		361,000	144,400
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		255,000	163,200
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		510,000	112,200
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		524,000	37,990
Vertis, Inc. company guaranty sr. notes zero %, 2014
(PIK)		456,205	2,327
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		160,000	800
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		469,000	2,345
			25,047,385

Consumer staples (0.5%)
Archibald Candy Corp. company guaranty 10s, 2009
(In default) (NON) (F)		170,069	2,626
Dean Foods Co. company guaranty 7s, 2016		2,000	1,950
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		1,085,000	1,106,700
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		629,000	616,420
Rite Aid Corp. company guaranty 9 1/2s, 2017		542,000	292,680
Rite Aid Corp. sec. notes 7 1/2s, 2017		620,000	460,350
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011		580,000	607,012
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		472,000	422,440
			3,510,178

Energy (3.9%)
Arch Western Finance, LLC company guaranty sr. sec.
notes 6 3/4s, 2013		2,598,000	2,266,755
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		630,000	255,150
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,991,000	1,891,450
Complete Production Services, Inc. company guaranty
8s, 2016		1,020,000	754,800
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		995,000	900,475
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		410,000	182,450
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		625,000	587,500
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	364,000	386,624
Forest Oil Corp. sr. notes 8s, 2011		$1,465,000	1,439,363
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Russia)		575,000	388,125
Gaz Capital SA sr. unsec. notes 7.288s, 2037 (Russia)	USD	780,000	526,500
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		$316,000	257,562
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Russia)		306,000	274,106
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)		485,000	323,738
Harvest Operations Corp. sr. notes 7 7/8s, 2011		1,140,000	843,600
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		755,000	536,050
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		1,013,000	835,725
Key Energy Services, Inc. company guaranty sr. unsec.

unsub. notes 8 3/8s, 2014		355,000	291,100
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Russia)		1,080,000	810,000
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Russia)		550,000	434,500
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		698,000	642,160
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		575,000	494,500
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		525,644	534,969
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		695,000	669,548
Peabody Energy Corp. company guaranty 7 3/8s, 2016		1,470,000	1,436,925
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		340,000	274,927
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		325,000	258,375
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 5 3/4s, 2018 (Mexico)		790,000	714,950
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		1,960,000	2,107,000
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		332,000	325,360
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		1,162,000	802,024
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		485,000	327,375
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		700,000	577,500
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		140,000	128,100
Plains Exploration & Production Co. company guaranty
7s, 2017		150,000	129,000
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		994,000	974,120
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		524,000	508,280
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		685,000	599,375
Williams Cos., Inc. (The) notes 7 3/4s, 2031		345,000	293,250
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012		290,000	295,800
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		391,000	385,135
			26,664,246

Financials (3.6%)
Banco Do Brasil 144A sr. unsec. 4.282s, 2017 (Brazil)	BRL	1,055,000	407,286
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		20,000	21,056
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
3.034s, 2012		2,121,000	1,832,614
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010		114,000	104,880
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012		117,000	95,940
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		818,000	646,220
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		104,000	90,480
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		851,000	680,800
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 3.461s, 2014		85,000	45,900
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		355,000	263,532
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	486,000	381,322
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$185,000	103,600
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		135,000	93,825
JPMorgan Chase & Co. 144A sr. unsec. notes FRN 6.46s,
2017		600,000	499,980
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
17.67s, 2011	USD	46,000,000	1,203,857
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.158s,
2012	INR	$37,500,000	674,595
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		205,000	172,200
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		495,000	367,538
Liberty Mutual Insurance 144A notes 7.697s, 2097		1,330,000	722,785
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.292s,
2011		715,000	619,668
Morgan Stanley sr. unsec. bonds 4.431s, 2017	BRL	3,655,000	1,115,864
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Russia)		1,330,000	1,026,893
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		500,000	358,255
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Russia)		775,000	628,680
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Russia)		775,000	667,973
UBS Luxembourg SA for Sberbank sub. bonds
stepped-coupon 6.23s (7.429s, 2/11/10), 2015 (Russia)
(STP)		2,730,000	2,021,156
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 5.113s, 2014		120,000	57,600
VTB Capital SA bonds 6 1/4s, 2035 (Russia)		1,724,000	1,258,520
VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		1,065,000	777,450
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		1,660,000	1,552,100

VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)	1,010,000	810,525
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)	5,785,000	4,954,158
		24,257,252

Government (0.2%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Mexico)	196,500	197,273
Petroleos Mexicanos 144A notes 8s, 2019 (Mexico)	1,144,000	1,216,968
		1,414,241

Health care (1.7%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	435,000	432,825
DaVita, Inc. company guaranty 6 5/8s, 2013	291,000	285,908
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	395,000	351,550
HCA, Inc. sr. sec. notes 9 1/4s, 2016	1,275,000	1,262,250
HCA, Inc. sr. sec. notes 9 1/8s, 2014	563,000	557,370
Omnicare, Inc. company guaranty 6 3/4s, 2013	385,000	364,788
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	1,065,000	987,788
Select Medical Corp. company guaranty 7 5/8s, 2015	1,217,000	924,920
Service Corporation International debs. 7 7/8s, 2013	112,000	110,320
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,412,000	1,274,330
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	600,000	390,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
zero %, 2015 (PIK)	300,000	204,000
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	662,000	688,480
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	662,000	668,620
US Oncology, Inc. company guaranty 9s, 2012	965,000	950,525
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	973,000	926,783
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	590,000	616,550
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	337,000	316,780
		11,313,787

Technology (0.6%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	649,000	371,553
Avago Technologies Finance company guaranty sr. unsec.
notes 10 1/8s, 2013 (Singapore)	180,000	172,800
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	541,000	394,930
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	305,000	219,600
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	1,077,000	366,180
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	28,000	6,720
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	435,000	436,088
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	1,035,000	996,188
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)	25,000	250
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	262,000	132,310
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	660,000	630,300
Travelport LLC company guaranty 9 7/8s, 2014	325,000	159,250
		3,886,169

Utilities and power (1.7%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	255,000	233,325
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	456,000	460,560
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	365,000	368,639
CMS Energy Corp. sr. notes 7 3/4s, 2010	350,000	350,596
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	615,000	509,731
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	289,000	229,033
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	135,000	114,750
Edison Mission Energy sr. unsec. notes 7.2s, 2019	545,000	396,488
Edison Mission Energy sr. unsec. notes 7s, 2017	44,000	33,220
El Paso Natural Gas Co. debs. 8 5/8s, 2022	370,000	377,388
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	1,010,000	911,525
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	220,000	206,800
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	3,137,000	3,035,048
NRG Energy, Inc. sr. notes 7 3/8s, 2016	465,000	447,563
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	1,115,000	1,165,175
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	350,000	339,516
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012	550,000	521,838
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	63,000	54,258
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	291,000	288,856
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	145,000	125,678
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	875,000	805,697
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	36,000	35,670
Vattenfall Treasury AB company guaranty jr. unsec.

sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	364,000	389,042
			11,400,396

Total corporate bonds and notes (cost $164,016,896)			$137,377,677

ASSET-BACKED SECURITIES (10.4%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.128s, 2035		$143,651	$60,658
FRB Ser. 05-4, Class A2C, 0.648s, 2035		62,415	51,445
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.588s, 2036		217,000	49,057
FRB Ser. 06-HE3, Class A2C, 0.588s, 2036		191,000	65,759
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.188s, 2033		388,452	106,804
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		743,000	81,730
Ser. 04-1A, Class E, 6.42s, 2039		420,000	42,000
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.708s, 2033		47,378	5,778
FRB Ser. 06-W4, Class A2C, 0.598s, 2036		340,000	117,057
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.438s, 2033		360,161	253,224
FRB Ser. 05-WMC1, Class M1, 0.878s, 2035		70,000	29,400
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.628s, 2036		55,169	31,194
FRB Ser. 06-HE4, Class A5, 0.598s, 2036		207,436	123,781
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.147s, 2033		455,855	150,432
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 3.688s, 2034		160,372	93,362
FRB Ser. 06-PC1, Class M9, 2.188s, 2035		356,720	3,567
FRB Ser. 05-HE1, Class M3, 1.368s, 2035		435,000	203,794
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		1,418,345	660,686
Ser. 00-A, Class A2, 7.575s, 2030		2,524,144	1,158,451
Ser. 99-B, Class A4, 7.3s, 2016		1,237,999	530,645
Ser. 99-B, Class A3, 7.18s, 2015		2,115,989	922,999
FRB Ser. 00-A, Class A1, 0.611s, 2030		271,582	43,327
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	446,797
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.858s, 2035		95,957	49,188
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		2,455,560	1,583,387
Ser. 00-4, Class A6, 8.31s, 2032		6,186,892	3,170,782
Ser. 00-5, Class A7, 8.2s, 2032		1,053,000	665,872
Ser. 00-1, Class A5, 8.06s, 2031		1,754,414	1,029,765
Ser. 00-4, Class A5, 7.97s, 2032		347,571	209,807
Ser. 00-5, Class A6, 7.96s, 2032		1,273,237	843,009
Ser. 02-1, Class M1F, 7.954s, 2033		183,000	100,865
Ser. 01-3, Class M2, 7.44s, 2033		101,017	5,630
Ser. 01-4, Class A4, 7.36s, 2033		358,558	278,465
Ser. 00-6, Class A5, 7.27s, 2031		135,338	99,029
Ser. 01-1, Class A5, 6.99s, 2032		7,601,077	5,426,606
Ser. 01-3, Class A4, 6.91s, 2033		5,145,647	3,785,287
Ser. 02-1, Class A, 6.681s, 2033		1,415,873	1,227,446
FRB Ser. 02-1, Class M1A, 2.56s, 2033		4,444,000	1,586,435
FRB Ser. 01-4, Class M1, 2.168s, 2033		573,000	109,482
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.958s, 2035		96,000	67,943
FRB Ser. 05-14, Class 3A2, 0.678s, 2036		46,813	33,648
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		838,000	251,400
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.108s, 2035		179,000	22,316
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.588s, 2036		356,000	122,566
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.768s, 2036		498,000	110,194
FRB Ser. 06-2, Class 2A3, 0.608s, 2036		589,000	144,608
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		1,347,000	1,254,063
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.058s, 2043 (F)	GBP	1,337,631	237,222
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (F)	EUR	2,785,000	442,038
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$1,686,394	1,365,979
Ser. 94-4, Class B2, 8.6s, 2019		687,493	419,371
Ser. 93-1, Class B, 8.45s, 2018		634,376	474,875
Ser. 96-6, Class M1, 7.95s, 2027		1,075,000	648,206
Ser. 99-5, Class A5, 7.86s, 2030		7,448,909	4,997,883
Ser. 96-8, Class M1, 7.85s, 2027		754,000	336,911
Ser. 96-2, Class M1, 7.6s, 2026		608,000	376,166
Ser. 95-8, Class B1, 7.3s, 2026		704,416	412,411
Ser. 95-4, Class B1, 7.3s, 2025		726,329	433,705
Ser. 96-10, Class M1, 7.24s, 2028		92,000	58,619
Ser. 97-6, Class M1, 7.21s, 2029		1,557,000	836,335
Ser. 95-F, Class B2, 7.1s, 2021		49,109	37,314
Ser. 98-2, Class A6, 6.81s, 2027		710,686	521,149
Ser. 99-3, Class A7, 6.74s, 2031		1,295,731	1,115,211
FRN 6.53s, 2030		322,091	214,089
Ser. 99-2, Class A7, 6.44s, 2030		94,700	65,653
Ser. 99-1, Class A6, 6.37s, 2025		41,000	34,903

Ser. 98-4, Class A5, 6.18s, 2030	811,116	531,851
Ser. 99-1, Class A5, 6.11s, 2023	216,709	210,893
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	3,084,966	2,112,116
Ser. 99-5, Class M1A, 8.3s, 2026	312,000	197,952
Ser. 99-5, Class A4, 7.59s, 2028	44,936	40,435
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	466,472	443,148
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.588s, 2036	877,000	250,885
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.438s, 2030	729,000	36,450
FRB Ser. 05-1A, Class E, 2.238s, 2030	162,911	32,582
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.768s, 2036	248,000	143,421
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.728s, 2035	211,000	59,097
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018	2,079,767	1,550,058
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.441s, 2036	1,485,000	118,800
FRB Ser. 02-1A, Class FFL, 3.19s, 2037	2,440,000	488,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	3,298,679	1,434,925
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.058s, 2035	497,000	167,806
FRB Ser. 06-4, Class 2A4, 0.698s, 2036	240,000	65,234
FRB Ser. 06-1, Class 2A3, 0.628s, 2036	230,593	121,657
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.688s, 2032	2,025,781	1,156,689
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.588s, 2036	126,000	51,210
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	214,028	96,169
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.638s, 2034	149,459	10,360
FRB Ser. 05-HE2, Class M5, 1.118s, 2035	310,000	215,375
FRB Ser. 05-HE1, Class M3, 0.958s, 2034	310,000	187,648
FRB Ser. 06-NC4, Class M2, 0.738s, 2036	435,000	4,011
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.435s, 2039	500,000	30,000
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014	92,290	84,052
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 2.488s, 2033	24,853	12,049
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.598s, 2036	298,000	147,936
FRB Ser. 06-2, Class A2C, 0.588s, 2036	298,000	107,493
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	1,982,093	733,374
Ser. 99-D, Class A1, 7.84s, 2029	1,635,773	883,317
Ser. 00-A, Class A2, 7.765s, 2017	234,925	126,007
Ser. 95-B, Class B1, 7.55s, 2021	459,139	258,490
Ser. 00-D, Class A4, 7.4s, 2030	1,945,000	1,012,034
Ser. 02-B, Class A4, 7.09s, 2032	681,029	432,248
Ser. 99-B, Class A4, 6.99s, 2026	1,684,363	1,157,114
Ser. 00-D, Class A3, 6.99s, 2022	388,088	363,276
Ser. 02-A, Class A4, 6.97s, 2032	113,252	65,686
Ser. 01-D, Class A4, 6.93s, 2031	1,285,695	758,433
Ser. 01-E, Class A4, 6.81s, 2031	1,799,864	1,222,781
Ser. 99-B, Class A3, 6.45s, 2017	391,787	264,553
Ser. 01-C, Class A2, 5.92s, 2017	1,997,499	734,495
Ser. 02-C, Class A1, 5.41s, 2032	2,072,520	1,119,161
Ser. 01-D, Class A2, 5.26s, 2019	256,994	137,081
Ser. 01-E, Class A2, 5.05s, 2019	1,697,566	1,017,618
Ser. 02-A, Class A2, 5.01s, 2020	458,241	298,211
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	395,070	282,686
FRB Ser. 01-B, Class A2, 0.963s, 2018	87,618	56,506
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.268s, 2036	202,000	20,964
FRB Ser. 04-MCW1, Class A2, 0.818s, 2034	206,964	173,874
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.568s, 2036	455,000	223,954
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.628s, 2036	219,311	145,485
FRB Ser. 07-RZ1, Class A2, 0.598s, 2037	293,000	73,990
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 1.168s, 2035	705,000	477,440
Ser. 01-KS3, Class AII, 0.898s, 2031	2,658,612	1,592,677
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.088s, 2035	310,000	3,468
FRB Ser. 07-NC2, Class A2B, 0.578s, 2037	275,000	68,018
FRB Ser. 07-BR5, Class A2A, 0.568s, 2037	256,942	159,304
FRB Ser. 07-BR4, Class A2A, 0.528s, 2037	328,154	201,016
FRB Ser. 07-BR3, Class A2A, 0.508s, 2037	6,564,733	3,430,073
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.648s, 2036	507,000	89,417
FRB Ser. 06-FRE1, Class A2B, 0.618s, 2036	231,000	95,040
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.608s, 2036	240,000	102,090
FRB Ser. 06-3, Class A3, 0.598s, 2036	882,000	297,393
South Coast Funding 144A FRB Ser. 3A, Class A2,
2.441s, 2038	200,000	2,000
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.698s, 2036	240,000	6,777
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.602s, 2015	3,298,476	1,880,131

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		904,000	113,000
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		756,000	128,520
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.758s, 2037		106,000	19,726
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.992s, 2044 (United Kingdom)		504,004	60,480

Total asset-backed securities (cost $119,502,434)			$70,833,990

FOREIGN GOVERNMENT BONDS AND NOTES (10.4%)(a)
		Principal amount	Value

Argentina (Republic of) bonds zero %, 2013		$821,000	$315,264
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	4,110,000	411,000
Argentina (Republic of) bonds FRB zero %, 2013		3,113,000	681,747
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033	USD	2,623,802	787,141
Argentina (Republic of) sr. unsec. unsub. bonds FRB
1.683s, 2012		$19,839,000	5,205,793
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. notes 6.369s, 2018		175,000	168,438
Brazil (Federal Republic of) bonds 6s, 2017		1,880,000	1,882,914
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,411,506
Colombia (Republic of) notes 10s, 2012		$568,000	655,302
Colombia (Republic of) sr. notes 7 3/8s, 2019		1,590,000	1,671,249
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2037		1,000,000	992,770
Ecuador (Republic of) unsec. bonds Ser. REGS, 12s,
2012 (In default) (NON)		2,846,616	900,015
Ecuador (Republic of) 144A unsec. bonds 12s, 2012
(In default) (NON)		1,931,880	610,803
Ecuador (Republic of) regs notes Ser. REGS, 9 3/8s,
2015 (In default) (NON)		245,000	109,615
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		1,555,000	1,146,999
Indonesia (Republic of) 144A sr. unsec. bonds 6 3/4s,
2014		460,000	435,128
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		920,000	800,400
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014	USD	1,475,000	1,451,099
Israel (State of) bonds 5 1/8s, 2019		$261,000	262,227
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	313,000,000	3,419,465
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	492,338,000	4,347,323
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	1,578,529,000	14,007,285
Peru (Republic of) bonds 8 3/4s, 2033		$935,000	1,118,980
Peru (Republic of) sr. unsec. notes 7 1/8s, 2019		1,476,000	1,594,080
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		1,305,000	1,538,250
Russia (Federation of) unsub. 5s, 2030		64,320	61,673
Russia (Federation of) 144A unsub. unsec. bonds 5s,
2030		5,388,192	5,166,414
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	8,979,345
Turkey (Republic of) notes 7 1/2s, 2017		$2,975,000	2,995,736
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019	USD	815,000	809,173
Ukraine (Government of) 144A sr. unsec. notes FRN
5.151s, 2009		$1,225,000	1,114,750
United Mexican States bonds Ser. MTN, 8.3s, 2031		144,000	160,996
Venezuela (Republic of) notes 10 3/4s, 2013		2,510,000	2,004,135
Venezuela (Republic of) unsec. note FRN Ser. REGS,
2.101s, 2011		2,715,000	2,132,524
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		1,011,000	907,989

Total foreign government bonds and notes (cost $80,925,155)			$70,257,528

SENIOR LOANS (8.0%)(a)(c)
		Principal amount	Value

Basic materials (0.7%)
Georgia-Pacific, LLC bank term loan FRN Ser. B,
3.258s, 2013		$587,213	$545,190
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.982s, 2012		524,774	487,220
Huntsman International, LLC bank term loan FRN Ser. B,
2.268s, 2012		2,702,424	2,217,917
NewPage Holding Corp. bank term loan FRN 4.792s, 2014		442,820	341,586
Novelis, Inc. bank term loan FRN Ser. B, 3.22s, 2014		992,949	703,504
Novelis, Inc. bank term loan FRN Ser. B, 2.52s, 2014		451,336	319,772
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 2.474s, 2012		107,705	96,550
			4,711,739

Capital goods (0.7%)
Berry Plastics Holding Corp. bank term loan FRN
2.469s, 2015		294,000	213,885
Graham Packaging Co., LP bank term loan FRN 2.775s,
2011		193,567	173,780
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.22s, 2014		84,202	43,270
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2 3/4s, 2014		1,641,172	843,380
Hexcel Corp. bank term loan FRN Ser. B, 3.099s, 2012		344,544	313,535
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
4.474s, 2014		1,186,788	899,585
Mueller Water Products, Inc. bank term loan FRN

Ser. B, 2.724s, 2014	551,014	461,015
Polypore, Inc. bank term loan FRN Ser. B, 3.224s, 2014	604,287	513,644
Sensata Technologies BV bank term loan FRN 2.724s,
2013 (Netherlands)	583,459	406,963
Sequa Corp. bank term loan FRN 4.224s, 2014	783,594	489,746
Wesco Aircraft Hardware Corp. bank term loan FRN
2.77s, 2013	221,000	181,883
		4,540,686

Communication services (1.2%)
Cebridge Connections, Inc. bank term loan FRN 4.995s,
2014	258,000	204,281
Charter Communications Operating, LLC bank term loan
FRN 7 3/4s, 2014	435,600	409,056
Charter Communications, Inc. bank term loan FRN
5 1/4s, 2014	400,000	263,900
Charter Communications, Inc. bank term loan FRN
2.974s, 2014	1,680,824	1,412,360
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 3/4s, 2015	917,717	454,780
Insight Midwest, LP bank term loan FRN Ser. B, 2 1/2s,
2014	243,776	222,446
Intelsat Corp. bank term loan FRN Ser. B2, 2.989s, 2011	416,771	378,914
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.989s,
2013	416,897	379,029
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.989s,
2013	416,771	378,914
Intelsat, Ltd. bank term loan FRN 3.501s, 2014
(Bermuda)	885,000	695,610
Intelsat, Ltd. bank term loan FRN Ser. B, 3.474s, 2013
(Bermuda)	1,170,000	1,068,210
Level 3 Communications, Inc. bank term loan FRN
3.195s, 2014	210,000	167,685
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	185,000	187,158
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1.83s, 2015	632,238	559,795
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 2.08s, 2015	234,600	207,152
MetroPCS Wireless, Inc. bank term loan FRN 3.213s, 2013	496,225	462,278
PAETEC Holding Corp. bank term loan FRN Ser. B1,
3.018s, 2013	390,957	332,313
TW Telecom, Inc. bank term loan FRN Ser. B, 3.224s,
2013	453,821	412,329
West Corp. bank term loan FRN 2.834s, 2013	220,033	184,766
		8,380,976

Consumer cyclicals (2.6%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.219s, 2014	847,787	604,755
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	116,074	74,868
Cenveo, Inc. bank term loan FRN Ser. C, 4.974s, 2014	453,342	398,185
Cenveo, Inc. bank term loan FRN Ser. DD, 4.974s, 2014	15,106	13,268
Cinemark USA, Inc. bank term loan FRN 2.724s, 2013	556,897	517,914
Citadel Communications bank term loan FRN Ser. B,
2.663s, 2014	835,000	337,131
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 2.974s, 2012	441,319	141,222
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 2.974s, 2012	1,102,489	352,796
Dana Corp. bank term loan FRN 7 1/4s, 2015	594,103	175,260
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 4.974s, 2014	555,000	370,463
GateHouse Media, Inc. bank term loan FRN 2.72s, 2014	430,000	102,739
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.974s, 2014	1,012,283	241,864
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.974s, 2014	377,717	90,248
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.44s,
2014	200,455	91,708
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.444s, 2014 (U)	114,355	52,317
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	1,996,910	1,735,315
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.19s, 2010	2,494,720	2,077,745
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 4.09s, 2015	403,920	286,110
Isle of Capri Casinos, Inc. bank term loan FRN 2.97s,
2014	593,802	475,041
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
2.97s, 2014	189,295	151,436
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
2.268s, 2014	237,521	190,017
Lear Corp. bank term loan FRN 3.205s, 2013	1,987,843	783,210
Michaels Stores, Inc. bank term loan FRN Ser. B,
3.224s, 2013	241,960	165,915
National Bedding Co. bank term loan FRN 2.457s, 2011	186,568	107,277
Navistar Financial Corp. bank term loan FRN 4.385s,
2012	423,467	342,403
Navistar International Corp. bank term loan FRN
4.974s, 2012	1,164,533	941,608

R.H. Donnelley, Inc. bank term loan FRN 6 3/4s, 2011	1,497,833	998,556
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6 3/4s, 2011	561,726	370,739
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 2.974s, 2014	808,500	268,826
Realogy Corp. bank term loan FRN 0.346s, 2013 (R)	314,155	201,957
Realogy Corp. bank term loan FRN Ser. B, 3.974s,
2013 (R)	1,166,864	750,127
Six Flags Theme Parks bank term loan FRN 3.224s, 2015	1,108,486	832,156
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	1,861,438	534,000
TRW Automotive, Inc. bank term loan FRN Ser. B, 2s,
2014	363,525	239,927
United Components, Inc. bank term loan FRN Ser. D,
3 1/2s, 2012	764,222	569,346
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 0.974s, 2011	1,136,666	1,071,308
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.768s, 2014	353,000	214,712
Visteon Corp. bank term loan FRN Ser. B, 4 1/4s, 2013	1,065,000	223,650
Warner Music Group bank term loan FRN Ser. B, 2.81s,
2011	451,012	414,029
Yankee Candle Co., Inc. bank term loan FRN 2.974s, 2014	229,206	190,098
		17,700,246

Consumer staples (0.6%)
Dole Food Co., Inc. bank term loan FRN Ser. B, 7.965s,
2013	79,626	75,490
Dole Food Co., Inc. bank term loan FRN Ser. C, 5.974s,
2013	296,694	281,283
Dole Food Co., Inc. bank term loan FRN Ser. C, 1.139s,
2013	45,433	43,073
Jarden Corp. bank term loan FRN Ser. B1, 2.97s, 2012	511,782	487,984
Jarden Corp. bank term loan FRN Ser. B2, 2.724s, 2012	243,730	232,397
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 3.474s, 2014	992,374	823,671
Prestige Brands, Inc. bank term loan FRN 3.224s, 2011	692,345	664,651
Rite-Aid Corp. bank term loan FRN Ser. B, 2.233s, 2014	188,100	150,856
RSC Equipment Rental, Inc. bank term loan FRN 4.474s,
2013	739,000	476,193
Spectrum Brands, Inc. bank term loan FRN 2.916s, 2013
(In default) (NON)	60,082	47,374
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.019s, 2013 (In default) (NON)	1,041,308	821,071
		4,104,043

Energy (0.4%)
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.438s,
2012	440,000	374,000
Hercules Offshore, Inc. bank term loan FRN Ser. B,
2.96s, 2013	524,695	353,644
MEG Energy Corp. bank term loan FRN 3.22s, 2013
(Canada)	218,250	184,421
MEG Energy Corp. bank term loan FRN Ser. DD, 3.22s,
2013 (Canada)	222,469	187,986
Petroleum Geo-Services ASA bank term loan FRN 2.97s,
2015 (Norway)	281,233	242,564
Quicksilver Resources, Inc. bank term loan FRN 5.474s,
2013	712,110	612,415
Targa Resources, Inc. bank term loan FRN 3.224s, 2012	506,396	438,756
Targa Resources, Inc. bank term loan FRN Ser. C,
1.099s, 2012	292,686	253,592
		2,647,378

Financials (--%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 1.72s, 2010 (In default) (NON) (R )	200,000	66,000
Hub International, Ltd. bank term loan FRN Ser. B,
3.72s, 2014	276,931	213,237
Hub International, Ltd. bank term loan FRN Ser. DD,
3.72s, 2014	62,245	47,929
		327,166

Government (0.3%)
Affinion Group, Inc. bank term loan FRN Ser. B,
3.474s, 2013	1,964,460	1,709,080
		1,709,080

Health care (0.7%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 3.454s, 2014	1,042,835	938,670
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 3.224s, 2014	53,679	48,317
Health Management Associates, Inc. bank term loan FRN
2.97s, 2014	2,637,311	2,277,977
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.974s, 2014	227,253	200,437
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 6.434s, 2014	765,563	395,541
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 2.974s, 2014	61,059	53,854

IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.518s, 2014		656,716	579,224
LifePoint, Inc. bank term loan FRN Ser. B, 2.885s, 2012		142,618	134,468
Sun Healthcare Group, Inc. bank term loan FRN 2.724s,
2014		68,023	58,216
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.974s, 2014		239,433	204,914
			4,891,618

Technology (0.4%)
Compucom Systems, Inc. bank term loan FRN 4.02s, 2014		237,822	189,069
First Data Corp. bank term loan FRN Ser. B1, 3.224s,
2014		760,931	554,148
First Data Corp. bank term loan FRN Ser. B3, 3.194s,
2014		576,320	419,453
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.381s, 2014 (Singapore)		338,594	259,024
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.224s, 2014 (Singapore)		1,178,306	901,404
Freescale Semiconductor, Inc. bank term loan FRN
1.099s, 2014		218,000	149,693
Travelport bank term loan FRN 3.72s, 2013		44,763	29,780
Travelport bank term loan FRN Ser. B, 3.023s, 2013		402,972	268,088
Travelport bank term loan FRN Ser. DD, 3.224s, 2013		92,690	62,566
			2,833,225

Utilities and power (0.4%)
Dynegy Holdings, Inc. bank term loan FRN 2.02s, 2013		381,000	338,257
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.97s, 2014		527,683	356,246
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 3.97s, 2014		383,340	258,144
NRG Energy, Inc. bank term loan FRN 2.72s, 2014		631,456	585,939
NRG Energy, Inc. bank term loan FRN 1.12s, 2014		337,665	313,325
Reliant Energy, Inc. bank term loan FRN 2.724s, 2014		890,000	773,647
			2,625,558

Total senior loans (cost $73,593,253)			$54,471,715

PURCHASED OPTIONS OUTSTANDING (3.4%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$40,437,000	$6,795,438
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	40,437,000	109,393
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	40,437,000	6,795,438
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	40,437,000	94,184
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	62,480,000	8,546,014
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	62,480,000	436,268

Total purchased options outstanding (cost $11,654,428)			$22,776,735

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012		$1,165,000	$888,313

Total convertible bonds and notes (cost $948,932)			$888,313

PREFERRED STOCKS (--%)(a)
		Shares	Value

GMAC Preferred Blocker, Inc. 144A 7.00% cum. pfd.		440	$132,000

Total preferred stocks (cost $146,180)			$132,000

COMMON STOCKS (--%)(a)
		Shares	Value

AboveNet, Inc. (NON)		597	$28,955
Bohai Bay Litigation, LLC (Units) (F)		1,327	61,737
Vertis Holdings, Inc. (NON) (F)		22,380	22

Total common stocks (cost $24,733)			$90,714

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$ 24.00	230	$5,750
Dayton Superior Corp. 144A (F)	6/15/09	0.01	1,980	621
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/01/11	0.01	6,500	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR 0.001	960	13,880
Vertis Holdings, Inc. (F)	10/18/15	$ 0.01	1,483	--

Total warrants (cost $73,048)				$20,251

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv.
pfd. (acquired on various dates from 12/2/04 to
12/22/04, cost $217,209) (RES)			4,733	$10,649
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			1,477	1,108

Total convertible preferred stocks (cost $1,609,395)				$11,757

SHORT-TERM INVESTMENTS (18.7%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund			97,766,535	$97,766,535
SSgA Prime Money Markek Fund (i)			14,770,000	14,770,000

U.S. Treasury Bills, December 17, 2009 (i)			$1,950,000	1,945,905
U.S. Treasury Bills, for an effective yield of 0.50%,
December 17, 2009 (SEGSF)			343,000	341,473
U.S. Treasury Bills, for effective yields ranging from
0.39% to 0.48%, November 19, 2009 (SEG)			2,845,000	2,835,022
U.S. Treasury Cash Management Bills, for an effective
yield of 0.88%, May 15, 2009 (SEG) (SEGSF)			9,000,000	8,996,922

Total short-term investments (cost $124,733,314)				$126,655,857

TOTAL INVESTMENTS

Total investments (cost $1,041,856,409) (b)				$930,057,599

FORWARD CURRENCY CONTRACTS TO BUY at 4/30/09 (aggregate face value $118,785,151) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$31,196,450	$30,496,907	5/20/09	$699,543
British Pound	6,162,533	6,151,774	5/20/09	10,759
Canadian Dollar	1,685,503	1,642,279	5/20/09	43,224
Danish Krone	475,942	482,007	5/20/09	(6,065)
Euro	25,288,715	25,602,082	5/20/09	(313,367)
Hungarian Forint	1,972,282	1,915,408	5/20/09	56,874
Japanese Yen	21,658,046	21,374,648	5/20/09	283,398
Malaysian Ringgit	189,481	187,676	5/20/09	1,805
Mexican Peso	49,434	49,739	5/20/09	(305)
New Zealand Dollar	9,269	9,425	5/20/09	(156)
Norwegian Krone	14,186,484	14,129,608	5/20/09	56,876
Polish Zloty	8,653,918	8,640,001	5/20/09	13,917
South African Rand	2,379,474	2,214,109	5/20/09	165,365
Swedish Krona	4,329,220	4,302,341	5/20/09	26,879
Swiss Franc	1,586,284	1,587,147	5/20/09	(863)

Total				$1,037,884

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/09 (aggregate face value $112,175,323) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,021,117	$1,000,411	5/20/09	$(20,706)
Brazilian Real	1,748,046	1,696,562	5/20/09	(51,484)
British Pound	11,714,754	11,705,208	5/20/09	(9,546)
Canadian Dollar	14,258,029	13,758,294	5/20/09	(499,735)
Czech Koruna	3,350,811	3,366,370	5/20/09	15,559
Euro	24,541,059	24,884,705	5/20/09	343,646
Hungarian Forint	1,946,157	1,885,333	5/20/09	(60,824)
Japanese Yen	1,321,322	1,304,306	5/20/09	(17,016)
Norwegian Krone	6,405,275	6,381,578	5/20/09	(23,697)
Polish Zloty	5,016,787	4,964,925	5/20/09	(51,862)
South African Rand	2,313,876	2,159,166	5/20/09	(154,710)
Swedish Krona	19,571,244	19,475,052	5/20/09	(96,192)
Swiss Franc	19,625,873	19,593,413	5/20/09	(32,460)

Total				$(659,027)

FUTURES CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	2	$1,043,670	Jun-09	$(3,124)
Canadian Government Bond 10 yr (Long)	86	8,932,433	Jun-09	(156,806)
Euro-Bobl 5 yr (Short)	220	33,836,237	Jun-09	(77,237)
Euro-Bund 10 yr (Short)	211	34,284,764	Jun-09	(143,955)
Euro-Dollar 90 day (Short)	246	60,918,825	Jun-09	(1,160,257)
Euro-Dollar 90 day (Short)	495	122,518,688	Sep-09	(2,515,172)
Euro-Dollar 90 day (Short)	1,215	300,120,188	Dec-09	(6,139,168)
Euro-Dollar 90 day (Short)	41	10,114,188	Mar-10	(241,312)
Euro-Euribor Interest Rate 90 day (Long)	87	28,222,557	Dec-10	105,963
Euro-Euribor Interest Rate 90 day (Long)	141	45,856,870	Sep-10	138,388
Euro-Euribor Interest Rate 90 day (Short)	119	38,885,346	Dec-09	(165,806)
Euro-Euribor Interest Rate 90 day (Short)	141	46,146,689	Sep-09	(158,386)
Euro-Schatz 2 yr (Short)	28	4,012,169	Jun-09	(17,318)
Japanese Government Bond 10 yr (Long)	10	13,882,246	Jun-09	(31,460)
Japanese Government Bond 10 yr Mini (Long)	13	1,803,243	Jun-09	(24,282)
Sterling 90 day (Long)	23	4,161,484	Sep-10	(6,771)
Sterling Interest Rate 90 day (Long)	23	4,202,379	Sep-09	(2,776)
U.K. Gilt 10 yr (Long)	46	8,219,879	Jun-09	(253,455)
U.S. Treasury Bond 20 yr (Long)	173	21,203,313	Jun-09	(861,023)
U.S. Treasury Note 2 yr (Short)	671	145,973,953	Jun-09	(449,236)
U.S. Treasury Note 5 yr (Short)	371	43,459,172	Jun-09	57,355
U.S. Treasury Note 10 yr (Long)	7	846,563	Jun-09	(5,598)

Total				$(12,111,436)

WRITTEN OPTIONS OUTSTANDING at 4/30/09 (premiums received $15,768,650) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	$130,118,000	Nov-09/4.4	$1,097,042
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	38,999,000	Sep-13/4.82	891,454
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	38,999,000	Sep-13/4.82	2,249,072
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing on
November 9, 2019.	130,118,000	Nov-09/4.4	12,182,948
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,551,000	May-12/5.51	2,760,015
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,551,000	May-12/5.51	473,524

Total			$19,654,055

TBA SALE COMMITMENTS OUTSTANDING at 4/30/09 (proceeds receivable $36,719,531) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, May 1, 2039	$36,000,000	5/12/09	$36,630,000

Total			$36,630,000

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$68,477,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$2,257,420

	51,800,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(4,332,349)

	27,606,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	3,261,146

	5,231,000		--	9/15/10	3.08%	3 month USD-LIBOR-BBA	(142,502)

	12,028,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,643,382)

	7,582,000		23,667	10/1/18	3 month USD-LIBOR-BBA	4.30%	741,357

	30,236,000		(127,408)	10/8/38	3 month USD-LIBOR-BBA	4.30%	3,623,008

	2,937,000		(1,109)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(348,372)

	32,806,000		29,822	10/20/10	3 month USD-LIBOR-BBA	3.00%	878,844

	478,010,000		(170,127)	11/26/10	3 month USD-LIBOR-BBA	2.35%	11,453,084

	1,108,248,000		--	12/22/10	3 month USD-LIBOR-BBA	1.515%	7,922,721

	105,170,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(8,919,639)

	38,216,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(1,342,083)

	57,680,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	2,199,833

	20,688,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(4,373,644)

Barclays Bank PLC
	140,391,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	2,387,861

	66,099,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(2,190,330)

Citibank, N.A.
JPY	2,230,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(1,228,336)

	$65,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(9,509,800)

MXN	74,310,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	568,647

MXN	22,295,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	175,848

AUD	8,300,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(45,386)

	$23,441,000		--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(673,509)

	219,385,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	10,570,010

	11,627,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,781,577)

	609,004,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	15,264,076

	61,714,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	338,446

	57,996,000		--	3/25/19	2.95%	3 month USD-LIBOR-BBA	1,281,488

	68,320,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(580,592)

	183,101,000		--	3/30/11	3 month USD-LIBOR-BBA	1.535%	347,094

MXN	29,800,000		--	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	2,630

	$23,240,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	1,420,696

	47,499,000		--	4/15/19	3.065%	3 month USD-LIBOR-BBA	641,738

	58,927,000		--	4/29/19	3 month USD-LIBOR-BBA	3.05%	(918,619)

Citibank, N.A., London
JPY	2,600,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	1,227,543

Credit Suisse International
	$16,842,500		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(475,836)

	6,816,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	(996,649)

	250,276,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	6,251,191

	32,268,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	999,834

	7,127,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	166,521

	31,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(730,223)

	20,000,000		--	12/11/18	2.9275%	3 month USD-LIBOR-BBA	272,093

	55,355,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	8,819,513

	30,199,000		--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(2,088,284)

	170,730,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	(286,737)

	55,514,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(1,667,099)

	8,000,000		--	3/23/19	2.79%	3 month USD-LIBOR-BBA	287,553

	15,000,000		--	3/23/19	2.81%	3 month USD-LIBOR-BBA	513,045

SEK	143,840,000		--	4/7/14	2.735%	3 month SEK-STIBOR-SIDE	(101,686)

EUR	56,330,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	(5,849,360)

	$11,010,000		--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	262,560

CHF	28,010,000		--	4/29/11	6 month CHF-LIBOR-BBA	0.83%	12,447

CHF	6,100,000		--	4/29/19	2.3875%	6 month CHF-LIBOR-BBA	42,099

EUR	18,870,000		--	4/29/11	1.8725%	6 month EUR-EURIBOR-REUTERS	(36,928)

EUR	4,300,000		--	4/29/19	6 month EUR-EURIBOR-REUTERS	3.43%	296

SEK	143,840,000		--	5/4/14	3 month SEK-STIBOR-SIDE	2.625%	(35,178)

EUR	13,510,000		--	5/4/14	2.685%	6 month EUR-EURIBOR-REUTERS	11,645

Deutsche Bank AG
	$104,785,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	176,967

	44,798,000		--	4/30/19	3.145%	3 month USD-LIBOR-BBA	330,677

	20,615,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(4,284,101)

	62,440,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	2,003,610

	21,264,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(2,492,788)

	256,335,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	5,135,048

	211,832,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	6,837,168

ZAR	23,880,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	89,436

	$161,866,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	4,558,096

	156,783,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(2,203,367)

	52,647,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	552,262

	95,226,000		--	12/11/18	2.94%	3 month USD-LIBOR-BBA	1,190,900

	171,719,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(4,201,891)

	41,100,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(4,044,976)

	724,817,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	4,413,659

	10,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	148,538

	45,816,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	342,846

	100,441,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	832,389

	49,500,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(2,370,874)

	43,590,000		--	1/8/19	3 month USD-LIBOR-BBA	2.735%	(1,405,963)

	158,400,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	(262,270)

	7,899,000		--	1/13/19	3 month USD-LIBOR-BBA	2.52438%	(403,280)

	17,181,000		--	1/20/19	3 month USD-LIBOR-BBA	2.347%	(1,153,250)

	28,674,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,480,388)

	61,355,000		--	2/3/19	3.01%	3 month USD-LIBOR-BBA	789,300

	175,258,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(5,929,391)

	491,172,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(162,901)

	43,055,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(228,818)

	21,477,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(409,020)

	21,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	(126,189)

	9,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	(33,467)

	9,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	(43,823)

	88,688,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(569,580)

	28,226,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(352,972)

	171,000,000		--	2/17/14	2.55%	3 month USD-LIBOR-BBA	(745,952)

	203,000,000		--	2/17/19	3 month USD-LIBOR-BBA	3.095%	(1,355,518)

	65,000,000		--	2/17/39	3.31%	3 month USD-LIBOR-BBA	3,590,957

	53,267,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	6,442

	286,000,000		--	3/4/14	2.54%	3 month USD-LIBOR-BBA	(789,817)

	343,000,000		--	3/4/19	3 month USD-LIBOR-BBA	3.20087%	448,635

	110,000,000		--	3/4/39	3.37174%	3 month USD-LIBOR-BBA	4,946,863

	3,000,000		--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(5,840)

	2,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.892%	1,895

	3,100,000		--	3/11/16	3 month USD-LIBOR-BBA	2.938%	12,125

	448,489,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	17,755

	8,000,000		--	3/23/19	2.8225%	3 month USD-LIBOR-BBA	264,879

	65,500,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	35,464

	5,000,000		--	3/24/14	2.297%	3 month USD-LIBOR-BBA	50,350

	441,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	3,361,647

	202,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(4,725,595)

	30,115,000		--	4/8/19	3.115%	3 month USD-LIBOR-BBA	261,066

	13,971,000		--	4/14/19	3 month USD-LIBOR-BBA	3.037%	(222,189)

	12,810,000	(E)	--	4/17/39	3.66904%	3 month USD-LIBOR-BBA	403,003

EUR	28,325,000	(E)	--	4/23/24	6 month EUR-EURIBOR-REUTERS	4.926%	212,975

Goldman Sachs International
	$68,752,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	5,867,539

	25,306,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(2,609,415)

	36,485,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(4,668,469)

JPY	1,465,300,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(929,662)

	$24,035,000		26,280	10/24/13	3 month USD-LIBOR-BBA	3.50%	1,135,418

	23,708,000		146,750	11/18/18	4.10%	3 month USD-LIBOR-BBA	(2,026,862)

	20,020,000		--	1/23/19	2.61125%	3 month USD-LIBOR-BBA	883,003

AUD	34,650,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(105,946)

GBP	44,580,000		--	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(168,017)

GBP	37,460,000		--	4/7/14	6 month GBP-LIBOR-BBA	3.26%	663,513

GBP	10,340,000		--	4/7/19	3.85%	6 month GBP-LIBOR-BBA	(256,157)

JPMorgan Chase Bank, N.A.
	$7,693,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(830,212)

	25,078,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	2,707,942

	27,784,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(7,038,758)

	63,811,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	2,252,511

	116,638,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,399,336

	64,949,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	3,332,885

	114,128,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	3,756,287

	52,691,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,897,537

	6,920,000		--	7/17/18	4.52%	3 month USD-LIBOR-BBA	(845,613)

	46,192,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,770,742

	109,485,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	4,146,056

AUD	42,320,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	1,120,441

JPY	9,080,050,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	854,090

JPY	20,500,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(13,584)

	$39,050,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(7,810,783)

	14,523,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	325,665

	9,682,000		--	10/22/18	3 month USD-LIBOR-BBA	4.2825%	887,021

	40,171,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,917,406

EUR	55,790,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	5,437,643

	$16,324,000		(48,018)	11/4/18	3 month USD-LIBOR-BBA	4.45%	1,972,938

	73,646,000		--	11/10/18	3 month USD-LIBOR-BBA	4.83%	11,544,317

EUR	39,220,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	1,991,770

	$18,200,000		--	12/12/18	3 month USD-LIBOR-BBA	2.895%	(301,775)

EUR	35,100,000		--	12/16/10	6 month EUR-EURIBOR-REUTERS	2.994%	807,336

	$9,815,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(1,647,264)

PLN	21,490,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(69,807)

JPY	11,230,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(4,886,239)

	$16,240,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	680,405

AUD	27,720,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(107,008)

	$8,120,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(189,508)

	731,510,000		--	2/6/11	1.6966%	3 month USD-LIBOR-BBA	(4,947,001)

	72,328,000		--	2/6/29	3 month USD-LIBOR-BBA	3.4546%	(1,071,644)

AUD	17,060,000		--	2/24/19	4.825%	6 month AUD-BBR-BBSW	223,524

	$116,531,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	649,805

EUR	40,450,000		--	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	208,454

	$14,385,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	360,189

AUD	12,795,000		--	3/6/19	4.93%	6 month AUD-BBR-BBSW	101,365

CAD	17,330,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(53,841)

CAD	3,810,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(75,032)

CAD	17,870,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	17,271

	$18,170,000		--	3/19/13	3 month USD-LIBOR-BBA	2.28%	36,666

	5,830,000		--	3/19/24	3.37%	3 month USD-LIBOR-BBA	96,897

CAD	5,700,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(154,776)

	$178,000,000		--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	(116,114)

	233,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	150,108

	29,400,000		--	3/30/19	3 month USD-LIBOR-BBA	2.945%	(674,114)

	300,000		--	4/1/24	3 month USD-LIBOR-BBA	3.17%	(12,364)

	140,520,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	(216,632)

	45,090,000		--	4/3/13	1.963%	3 month USD-LIBOR-BBA	490,064

	189,810,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	2,866,493

	236,820,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	109,750

	3,860,000		--	4/8/19	3.135%	3 month USD-LIBOR-BBA	26,735

	126,402,000		--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	146,095

	5,056,000		--	4/9/19	3 month USD-LIBOR-BBA	3.1125%	(45,202)

EUR	29,570,000	(E)	--	4/17/24	6 month EUR-EURIBOR-REUTERS	4.95%	252,530

	$12,810,000	(E)	--	4/17/39	3.7%	3 month USD-LIBOR-BBA	364,188

GBP	22,620,000		--	4/20/11	2.2%	6 month GBP-LIBOR-BBA	(111,486)

GBP	19,020,000		--	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	215,244

GBP	5,240,000		--	4/20/19	3.725%	6 month GBP-LIBOR-BBA	(42,083)

AUD	38,812,000	(E)	--	4/22/11	3 month AUD-BBR-BBSW	4.05%	68,774

AUD	38,812,000		--	4/22/10	3%	3 month AUD-BBR-BBSW	(31,631)

CAD	9,700,000		--	4/21/19	2.7425%	6 month CAD-BA-CDOR	185,046

	$25,620,000	(E)	--	5/1/39	3 month USD-LIBOR-BBA	3.84125%	(371,234)

EUR	57,895,000	(E)	--	5/6/24	4.76248%	6 month EUR-EURIBOR-REUTERS	(43,762)

Merrill Lynch Capital Services, Inc.
JPY	1,465,300,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(976,385)

Merrill Lynch Derivative Products AG
JPY	732,600,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(539,685)

UBS AG
	$829,010,000		--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(17,971,093)

	138,860,000		--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	11,316,223

	157,416,000		5,405,859	11/10/38	4.45%	3 month USD-LIBOR-BBA	(21,061,936)

	217,294,000		(7,223,220)	11/10/28	3 month USD-LIBOR-BBA	4.45%	23,339,000

	484,953,000		12,319,577	11/10/18	4.45%	3 month USD-LIBOR-BBA	(47,445,627)

	12,344,000		162,399	11/24/38	3.3%	3 month USD-LIBOR-BBA	764,634

	4,382,000		21,390	11/24/18	3.4%	3 month USD-LIBOR-BBA	(107,916)

	3,364,000		(1,062)	11/24/10	3 month USD-LIBOR-BBA	2.05%	59,233

	270,591,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	4,849,982

Total							$8,590,353

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)
			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	12,864,000		$--	3/27/14	1.785%	Eurostat	$136,472
						Eurozone HICP
						excluding tobacco

Goldman Sachs International
EUR	21,440,000		--	4/30/13	2.375%	French Consumer	1,188,156
						Price Index
						excluding tobacco

EUR	21,440,000		--	4/30/13	(2.41%)	Eurostat	(1,262,078)
						Eurozone HICP
						excluding tobacco

EUR	21,440,000		--	5/6/13	2.34%	French Consumer	1,148,636
						Price Index
						excluding tobacco

EUR	21,440,000		--	5/6/13	(2.385%)	Eurostat	(1,238,195)
						Eurozone HICP
						excluding tobacco

EUR	12,070,000		--	4/23/14	1.67%	Eurostat	50,579
						Eurozone HICP
						excluding tobacco

EUR	12,864,000		--	4/14/14	1.835%	Eurostat	(78,130)
						Eurozone HICP
						excluding tobacco

JPMorgan Chase Bank, N.A.
	$3,860,000	(F)	--	4/8/19	(2.40%)	USA Non Revised	92,566
						Consumer Price
						Index- Urban
						(CPI-U)

	396,000,000		--	5/12/09	(0.72%) 4.50%	FNMA 4.50% 30 YR	1,349,756
						TBA

Total							$1,387,762

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Ca	$--		$765,000	9/20/09	635 bp	$(240,670)

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		1,075,000	12/20/12	95 bp	(373,446)

Ford Motor Co., 7.45%,
7/16/31	--	--		935,000	3/20/12	(525 bp)	373,827

Ford Motor Credit Co.,
7%, 10/1/13	Caa1	--		2,805,000	3/20/12	285 bp	(452,713)

Nalco Co., 7.75%,
11/15/11	Ba2	--		175,000	9/20/12	350 bp	(10,137)

Visteon Corp., 7%,
3/10/14	--	(282,891)		1,065,000	9/20/13	(500 bp)	660,893

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	590,632		4,085,352	7/25/45	18 bp	23,871

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	467,326		3,063,939	7/25/45	18 bp	42,266

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	589,014		3,509,116	7/25/45	18 bp	102,194

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	598,014		3,548,193	7/25/45	18 bp	105,773

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A	2,062,813		3,500,000	8/25/37	9 bp	(299,653)

DJ CDX NA IG Series 12
Version 1 Index	--	(1,693,312)		44,900,000	6/20/14	(100 bp)	(445,092)

Citibank, N.A.
DJ ABX HE AAA Index	AAA	--		0	7/25/45	18 bp	--

DJ ABX HE AAA Index	AA	1,612,875		8,284,409	5/25/46	11 bp	(1,780,343)

DJ ABX HE AAA Index	BB+	117,189		404,100	1/25/38	76 bp	(183,831)

DJ ABX HE AAA Index	BB+	1,485,000		5,500,000	1/25/38	76 bp	(2,612,036)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	--		0	7/25/45	18 bp	--

DJ ABX HE PEN AAA Index	AA	1,352,749		9,295,243	5/25/46	11 bp	(2,454,497)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	330,427		1,651,342	5/25/46	11 bp	(345,948)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	396,729		2,450,129	7/25/45	18 bp	49,583

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	1,537,529		8,898,921	5/25/46	11 bp	(2,107,388)

Lear Corp., T/L Bank
Loan	--	--		585,000	6/20/13	(225 bp)	332,792

Lear Corp., T/L Bank
Loan	Caa1	--		585,000	6/20/13	700 bp	(295,445)

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	945,000	3/20/13	815 bp	(357,652)

Republic of Argentina,
8.28%, 12/31/33	--	--		$685,000	9/20/13	(1,170 bp)	267,917

Republic of Argentina,
8.28%, 12/31/33	--	--		688,000	9/20/13	(945 bp)	300,797

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		585,000	9/20/13	940 bp	(107,086)

Sara Lee Corp., 6 1/8%,
11/1/32	--	--		580,000	9/20/11	(43 bp)	5

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B1	--		2,175,000	10/20/11	194 bp	(840,871)

Credit Suisse International
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		420,000	6/20/09	165 bp	(10,250)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	435,187		2,663,850	7/25/45	18 bp	65,631

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	228,761		1,412,785	7/25/45	18 bp	32,765

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	265,800		1,641,535	7/25/45	18 bp	38,070

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	127,911		789,957	7/25/45	18 bp	18,321

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	535,175		2,892,000	7/25/45	18 bp	133,967

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	1,004,260		5,702,539	7/25/45	18 bp	213,147

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	120,842		697,074	7/25/45	18 bp	24,137

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	563,990		2,744,424	5/25/46	11 bp	(554,363)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	1,280,509		3,925,719		5/25/46	11 bp	(319,222)

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A	2,630,906		4,431,000		8/25/37	9 bp	(359,974)

DJ CDX NA HY Series 10	B+	239,568		2,281,600		6/20/13	500 bp	(159,043)

DJ CDX NA HY Series 10	B+	1,681,300		15,824,000		6/20/13	500 bp	(1,083,258)

DJ CMB NA CMBX AAA Index	AAA	17,144		103,000		12/13/49	8 bp	(10,021)

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	8,226,923		19,915,500		2/17/51	35 bp	2,925,390

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	--		215,000		12/20/13	(210 bp)	7,246

Deutsche Bank AG
DJ ABX HE AAA Index	AAA	272,034		3,422,687		7/25/45	18 bp	(796,118)

DJ ABX HE PEN AAA Index	AA	1,346,572		9,295,243		5/25/46	11 bp	(2,460,646)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	273,887		1,578,712		7/25/45	18 bp	54,872

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	1,587,776		4,479,717		5/25/46	11 bp	(247,061)

DJ CDX NA HY Series 11
Version 1 Index	B	9,132,288		38,860,800		12/20/13	500 bp	923,851

DJ iTraxx Europe Series
8 Version 1	--	(106,695)	EUR	1,112,300		12/20/12	(375 bp)	187,531

DJ iTraxx Europe Series
9 Version 1	--	311,294	EUR	4,557,000		6/20/13	(650 bp)	995,141

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Ba1	--		$1,500,000		10/20/17	105 bp	(190,079)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		660,000		9/20/13	109 bp	(126,613)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	270,000		6/20/09	400 bp	(9,552)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	980,000		6/20/09	400 bp	(34,669)

India Government Bond,
5 7/8%, 1/2/10	BBB-/F	--		$11,165,000		1/11/10	170 bp	192,629

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		2,620,000	(F)	2/19/10	115 bp	21,432

Korea Monetary STAB
Bond, 5.45%, 1/23/10	AA/F	--		1,670,000	(F)	2/1/10	101 bp	7,514

Nalco Co., 7.75%,
11/15/11	Ba2	--		160,000		12/20/12	363 bp	(7,376)

Republic of Argentina,
8.28%, 12/31/33	--	--		442,500		4/20/13	(565 bp)	225,712

Republic of Argentina,
8.28%, 12/31/33	--	--		1,375,000		8/20/12	(380 bp)	713,695

Republic of Argentina,
8.28%, 12/31/33	--	--		1,000,000		3/20/13	(551 bp)	496,968

Republic of Indonesia,
6.75%, 2014	BB-	--		1,125,000		9/20/16	292 bp	(68,224)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		1,175,000		6/20/14	220 bp	(484,483)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		585,000		9/20/13	940 bp	(107,086)

Russian Federation,
7 1/2%, 3/31/30	--	--		442,500		4/20/13	(112 bp)	39,297

Russian Federation,
7.5%, 3/31/30	Baa1	--		1,500,000		8/20/17	86 bp	(239,532)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	B2	--	EUR	920,000		6/20/09	135 bp	(6,082)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	935,000		9/20/13	715 bp	(148,971)

United Mexican States,
7.5%, 4/8/33	Baa1	--		$2,945,000		3/20/14	56 bp	(300,321)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	880,000		9/20/13	477 bp	(43,502)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	880,000		9/20/13	535 bp	(19,103)

Goldman Sachs International
DJ ABX HE AAA Index	AAA	249,340		$3,137,150		7/25/45	18 bp	(729,702)

DJ CDX NA CMBX AAA Index	AAA	109,727		3,000,000		3/15/49	7 bp	(580,244)

DJ CDX NA HY Series 11
Version 1 Index	--	(1,714,765)		8,850,400		12/20/13	(500 bp)	154,675

DJ CDX NA IG Series 12
Version 1 Index	--	(4,424,071)		101,775,000		6/20/14	(100 bp)	(1,580,591)

DJ CDX NA IG Series 12
Version 1 Index	--	(254,276)		5,786,000		6/20/14	(100 bp)	(92,461)

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	815,000		3/20/13	680 bp	(344,394)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	865,000		9/20/13	720 bp	(121,427)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--		$140,000		6/20/12	230 bp	(65,468)

Codere Finance

(Luxembourg) S.A.,
8.25%, 6/15/15	B+	--	EUR	815,000	3/20/13	795 bp	(264,813)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	1,301,904		$7,631,141	7/25/45	18 bp	243,236

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	364,141		1,771,943	5/25/46	11 bp	(361,625)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	1,595,158		4,436,250	5/25/46	11 bp	(221,876)

DJ CDX NA EM Series 10
Index	BB	62,677		1,085,000	12/20/13	335 bp	(19,786)

DJ iTraxx Europe
Crossover Series 8
Version 1	--	(304,973)	EUR	2,282,420	12/20/12	(375 bp)	298,684

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--	--		$2,360,300	3/20/12	(85 bp)	53,457

General Growth
Properties, conv. bond
3.98%, 4/15/27	C/F	--		3,060,000	9/20/13	775 bp	(2,481,533)

Republic of Argentina,
8.28%, 12/31/33	B-	--		1,385,000	6/20/14	235 bp	(827,017)

Republic of Hungary,
4 3/4%, 2/3/15	--	--		1,155,000	4/20/13	(171.5 bp)	95,872

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		1,580,000	5/20/17	60 bp	(271,586)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		225,000	9/20/13	276 bp	(6,707)

Russian Federation,
7.5%, 3/31/30	Baa1	--		2,250,000	8/20/12	65 bp	(199,544)

Russian Federation,
7.5%, 3/31/30	Baa1	--		1,500,000	8/20/17	85 bp	(240,521)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		410,000	6/20/13	595 bp	(143,106)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	--		2,105,000	6/20/12	(150 bp)	264,135

D.R. Horton Inc.,
7 7/8%, 8/15/11	--	--		1,435,000	9/20/11	(426 bp)	(65,336)

Pulte Homes Inc.,
5.25%, 1/15/14	--	--		1,344,000	9/20/11	(482 bp)	(98,197)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--		3,137,000	9/20/12	(128 bp)	(4,904)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		1,100,000	6/20/09	190 bp	(26,118)

Bombardier, Inc,
6 3/4%, 5/1/12	--	--		1,050,000	6/20/12	(114 bp)	142,244

DJ ABX CMBX BBB Index	--	92		127,231	10/12/52	(134 bp)	112,436

DJ CMB NA CMBX AAA Index	AAA	442,222		4,075,000	2/17/51	35 bp	(653,019)

Dominican Republic,
8 5/8%, 4/20/27	--	--		2,340,000	11/20/11	(170 bp)	467,672

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--		2,360,500	3/20/12	44 bp	(80,745)

Nalco Co., 7.75%,
11/15/11	Ba2	--		175,000	9/20/12	330 bp	(11,198)

Nalco Co., 7.75%,
11/15/11	Ba2	--		200,000	3/20/13	460 bp	(6,133)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		1,570,000	10/12/12	339 bp	(479,594)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--		275,000	9/20/13	(760 bp)	14,120

Total							$(19,246,237)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

ARS Argentine Peso
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
INR Indian Rupee
JPY Japanese Yen
SEK Swedish Krona
USD / $ United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $678,431,916.

(b) The aggregate identified cost on a tax basis is $1,046,458,941, resulting in gross unrealized appreciation and depreciation of $52,566,801 and $170,894,589, respectively, or net unrealized depreciation of $118,327,788.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2009 was $10,649 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the broker to cover margin requirements for futures contracts at April 30, 2009.

(SEGSF) These securities, in part or in entirety,were pledged and segregated with the custodian to cover collateral on certain derivative contracts at April 30, 2009.

(FWC) Forward commitments, in part or in entirety.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of April 30, 2009, the fund had unfunded loan commitments of $19,091, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Golden Nugget, Inc.	$19,091

At April 30, 2009, liquid assets totaling $224,157,878 have been designated as collateral for open forward commitments, swap contracts, forward contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at April 30, 2009 (as a percentage of Portfolio Value):
United States	86.3%
Russia	2.4
Japan	2.3
Sweden	1.0
Argentina	0.8
Canada	0.7
Brazil	0.5
Venezuela	0.5
Other	5.5

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. [The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. [Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $125,077 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $73,177,560 and $99,617,992, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $16,732 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $134,104,923 and $36,338,388, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$112,571,240	$(12,111,436)

Level 2	812,940,874	(12,685,139)

Level 3	4,545,485	--

Total	$930,057,599	$(24,796,575)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of April 30, 2009:

	Investments in securities	Other financial instruments

Balance as of July 31, 2008	$1,138,203	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	(1,173,824)	--
Change in net unrealized appreciation/(depreciation)	1,278,348	--
Net purchases/sales	(266,745)	--
Net transfers in and/or out of Level 3	3,569,503	--

Balance as of April 30, 2009	$4,545,485	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of April 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$11,423,765	$30,670,002

Foreign exchange contracts	1,841,748	1,462,900

Credit contracts	255,467,162	250,363,581

Equity contracts	--	--

Total	$268,732,675	$282,496,483

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009